File No. 33-43846
811-524

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

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Post-Effective Amendment No. 146	[X]
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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 146	[X]

(Check appropriate box or boxes.)

The Dreyfus/Laurel Funds Trust (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation 200 Park Avenue, New York, New York 10166 (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

---	immediately upon filing pursuant to paragraph (b)

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---	on (date) pursuant to paragraph (b)
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---	60 days after filing pursuant to paragraph (a)(1)

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X	on May 1, 2009 pursuant to paragraph (a)(1)

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---	75 days after filing pursuant to paragraph (a)(2)

---	on	(date)	pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

---	this post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

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     The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to Dreyfus Limited Term High Yield Fund and does not affect the Registration Statement of the series below:

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DREYFUS CORE VALUE FUND DREYFUS INTERNATIONAL BOND FUND DREYFUS EQUITY INCOME FUND DREYFUS GLOBAL EQUITY INCOME FUND DREYFUS 130/30 GROWTH FUND DREYFUS EMERGING MARKETS DEBT LOCAL CURRENCY FUND
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Dreyfus High Yield Fund

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Ticker symbol: Class A: DPLTX Class B: DLTBX Class C: PTHIX Class I: DLHRX
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PROSPECTUS May __, 2009
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Contents

The Fund

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Goal and Approach	1
Main Risks	3
Past Performance	6
Expenses	8
Management	9
Financial Highlights	11

Your Investment

Shareholder Guide	13
Distributions and Taxes	24
Services for Fund Investors	25

For More Information

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See back cover.

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Dreyfus High Yield Fund
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The Fund

GOAL AND APPROACH

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the fund normally invests at least 80% of its assets in fixed-income securities that, at the time of purchase, are rated below investment grade (“high yield” or “junk” bonds) or are the unrated equivalent as determined by Dreyfus. The fund’s portfolio may include various types of fixed income securities, such as corporate bonds and notes, mortgage-related securities, asset-backed securities, zero coupon securities, convertible securities, preferred stock and other debt instruments of U.S. and foreign issuers.

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High yield bonds are rated at the time of purchase BB or Ba and below by credit rating agencies such as Standard & Poor’s or Moody’s, or the unrated equivalent as determined by Dreyfus. Because the issuers of high yield securities may be at an early stage of development or may have been unable to repay past debts, these bonds typically must offer higher yields than investment grade bonds to compensate investors for greater credit risk.

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In choosing securities, the fund’s portfolio manager seeks to capture the higher yields offered by junk bonds, while managing credit risk and the volatility caused by interest rate movements. The fund’s investment process involves a “top down” approach to security selection. The fund looks at a variety of factors when assessing a potential investment, including the state of the industry or sector, the company’s financial strength, and the company’s management. The fund also looks for companies that are underleveraged, have positive free cash flow, and are self-financing.

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The fund also may invest up to 5% of its assets directly in the common stock of high yield bond issuers. This percentage will be in addition to any other common stock acquired as part of warrants or “units,” so that the fund’s total common stock holdings could exceed 5% at a particular time. However, the fund currently intends to invest directly in common stocks (including those offered in an initial public offering (IPO)) to gain sector exposure and when suitable high yield bonds are not available, and expects to sell the common stock promptly when suitable high yield bonds are subsequently acquired.

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The fund may, but is not required to, use certain derivatives, such as futures, options, forward contracts and swap agreements, as a substitute for taking a position in an underlying asset, to increase returns, to manage credit or interest rate risk, or as part of a hedging strategy. The fund, however, intends to use options, futures and options on futures only as part of a hedging strategy. Swap agreements, such as credit default swaps, can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to particular corporate credit. A credit default swap is a derivative instrument whereby the buyer makes fixed, periodic premium payments to the seller in exchange for being made whole on an agreed-upon amount of principal, should the specified reference entity (i.e., the issuer of a particular security) experience a “credit event” (e.g., failure to pay interest or principal, bankruptcy or restructuring).

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The fund also may invest in collateralized debt obligations (CDOs), which include collateralized loan obligations and other similarly structured securities. To enhance current income, the fund may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price. The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

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MAIN RISKS

The fund’s principal risks are discussed below. An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

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  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.
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  Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
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  Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of “callable” issues are subject to increased price fluctuation.
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  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
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  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives, including swap agreements), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.
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  Prepayment and extension risk. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield, or cause the fund’s share price to fall. When interest rates rise, the effective duration of the fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets.
  This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and its potential for price declines.
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  Market sector risk. The fund’s overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

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  Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
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  Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security’s price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.
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  Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Credit default swaps and similar instruments involve greater risks than if the fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk.

  Additionally, some derivatives the fund may use may involve economic leverage, which could increase the volatility of these instruments as they may increase or decrease in value more than the underlying security, index, futures contracts or other economic variable. The fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.
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  Leverage risk. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts, and engaging in forward commitment transactions, may magnify the fund’s gains or losses. Additionally, certain derivatives may involve leverage, which could result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the investment.
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  Stock market risk. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security also may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services. Small company stocks carry additional risks because their operating histories tend to be more limited, their earrings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies.
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  Other potential risks. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or in exercising rights to the collateral.
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Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund’s after-tax performance.

PAST PERFORMANCE

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The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class A shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. All returns assume reinvestment of dividends and distributions. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in charges and expenses.

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After-tax performance is shown only for Class A shares. After-tax performance of the fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns as of 12/31 each year (%) Class A shares

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Best Quarter:	_____ _____%
Worst Quarter:	_____ _____%
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Average annual total returns as of 12/31/08

Share Class/	1 Year	5 Years	10 Years
inception date

Class A (6/2/97)
returns before taxes	___%	___%	___%
Class A
returns after taxes
on distributions	___%	___%	___%
Class A
returns after taxes
on distributions and sale of fund shares	___%	___%*	___%*

Class B (6/2/97)
returns before taxes	___%	___%	___%
Class C (6/2/97)
returns before taxes	___%	___%	___%
Class I (6/2/97)
returns before taxes	___%	___%	___%
Merrill Lynch
Constrained Index
reflects no deduction for fees, expenses or taxes	___%	___%	___%
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* Assumes conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee Table

	Class A	Class B*	Class C	Class I

Shareholder transaction fees (fees paid from your account)

Maximum front-end sales charge on purchases % of offering price	4.50	none	none	none
Maximum contingent deferred sales charge (CDSC)
% of purchase or sale price, whichever is less	none**	4.00	1.00	none

Annual fund operating expenses (expenses paid from fund
assets)
% of average daily net assets
Management fees	.70	.70	.70	.70
Rule 12b-1 fee	.25	.75	1.00	none
Other expenses***	.01	.01	.01	.01

Total	.96	1.46	1.71	.71

Expense reimbursement****	(.01)	(.01)	(.01)	(.01)

Net operating expenses	.95	1.45	1.70	.70

*	Class B shares of the fund are available only in connection with dividend reinvestmern and permitted exchanges of Class B shares of certain other funds.
**	Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of
1.00% if redeemed within one year.
***	The 0.01% amount noted in “Other expenses” reflects expenses of the non-interested Board members.
**** The Dreyfus Corporation (“Dreyfus”) is required to reduce its fees in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Board members (including counsel fees).

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The Management fee is a fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the non-interested Board members, Rule 12b-1 fees and extraordinary expenses.

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A Rule 12b-1 fee is the fee paid out of fund assets (attributable to appropriate share classes) for distribution expenses and shareholder service. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

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EXAMPLE

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The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years

Class A	$543	$739	$952	$1,564

Class B
with redemption	$548	$759	$992	$1,476†
without redemption	$148	$459	$792	$1,476†

Class C
with redemption	$273	$536	$923	$2,009
without redemption	$173	$536	$923	$2,009

Class I	$72	$224	$390	$871

†Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase

MANAGEMENT Investment adviser

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The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $360 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of ___% of the fund’s average daily net assets. A discussion regarding the basis for the Board’s approving the fund’s management agreement with Dreyfus is available in the fund’s semi-annual report for six months ended June 30, 2008. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $13 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

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The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

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The fund is managed by Karen Bater. Ms. Bater has been a primary portfolio manager of the fund and employed by Dreyfus since July 2007. She is Director of high yield strategies at Standish Mellon Asset Management Company, LLC (Standish), an affiliate of Dreyfus, and is responsible for managing Standish Mellon’s high yield portfolios. Ms. Bater joined Standish Mellon in July 2007. Prior to joining Standish Mellon, Ms. Bater led the high yield portfolio management team at NWD Investments since May 2000.

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The fund’s Statement of Additional Information (SAI) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

Distributor

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MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

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Code of ethics

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The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by employees does not disadvantage any Dreyfus-managed fund.

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FINANCIAL HIGHLIGHTS

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These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by __________, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

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		Year Ended December 31,

Class A Shares	2008	2007	2006	2005	2004

Per Share Data ($):

Net asset value, beginning of period		7.33	7.24	7.65	7.43

Investment Operations:

Investment income--net [a]		.49	.49	.51	.52

Net realized and unrealized gain (loss) on investments		(.37)	.14	(.36)	.23

Total from Investment Operations		.12	.63	.15	.75

Distributions:

Dividends from investment income--net		(.53)	(.54)	(.56)	(.53)

Net asset value, end of period		6.92	7.33	7.24	7.65

Total Return (%) [b]		2.03	8.66	2.22	10.44

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets		.96	.95	.95	.95

Ratio of net expenses to average net assets		.95	.95	.95	.95

Ratio of net investment income to average net assets		6.78	6.76	6.93	7.00

Portfolio Turnover Rate		50.65	29.98	40.57	129.27

Net Assets, end of period ($ x 1,000)		169,453	202,098	236,421	286,342

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a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

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		Year Ended December 31,

Class B Shares	2008	2007	2006	2005	2004

Per Share Data ($):

Net asset value, beginning of period		7.34	7.24	7.65	7.43

Investment Operations:

Investment income--net [a]		.45	.45	.46	.47

Net realized and unrealized gain (loss) on investments		(.37)	.16	(.35)	.25

Total from Investment Operations		.08	.61	.11	.72

Distributions:

Dividends from investment income--net		(.49)	(.51)	(.52)	(.50)

Net asset value, end of period		6.93	7.34	7.24	7.65

Total Return (%) [b]		1.53	8.12	1.73	10.06

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets		1.46	1.45	1.45	1.45

Ratio of net expenses to average net assets		1.45	1.45	1.45	1.45

Ratio of net investment income to average net assets		6.24	6.25	6.36	6.50

Portfolio Turnover Rate		50.65	29.98	40.57	129.27

Net Assets, end of period ($ x 1,000)		39,892	67,834	96,334	167,756

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a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

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		Year Ended December 31,

Class C Shares	2008	2007	2006	2005	2004

Per Share Data ($):

Net asset value, beginning of period		7.34	7.24	7.65	7.43

Investment Operations:

Investment income--net [a]		.43	.43	.45	.46

Net realized and unrealized gain (loss) on investments		(.36)	.16	(.36)	.24

Total from Investment Operations		.07	.59	.09	.70

Distributions:

Dividends from investment income--net		(.48)	(.49)	(.50)	(.48)

Net asset value, end of period		6.93	7.34	7.24	7.65

Total Return (%) [b]		1.28	7.85	1.48	9.63

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets		1.71	1.70	1.70	1.70

Ratio of net expenses to average net assets		1.70	1.70	1.70	1.70

Ratio of net investment income to average net assets		6.02	6.01	6.14	6.26

Portfolio Turnover Rate		50.65	29.98	40.57	129.27

Net Assets, end of period ($ x 1,000)		53,294	65,728	74,770	115,309

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a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

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		Year Ended December 31,

Class I Shares	2008	2007 [a]	2006	2005	2004

Per Share Data ($):

Net asset value, beginning of period		7.33	7.24	7.65	7.43

Investment Operations:

Investment income--net [b]		.52	.51	.53	.52

Net realized and unrealized gain (loss) on investments		(.38)	.14	(.36)	.25

Total from Investment Operations		.14	.65	.17	.77

Distributions:

Dividends from investment income--net		(.55)	(.56)	(.58)	(.55)

Net asset value, end of period		6.92	7.33	7.24	7.65

Total Return (%)		2.29	8.92	2.34	10.87

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets		.71	.70	.70	.70

Ratio of net expenses to average net assets		.70	.70	.70	.70

Ratio of net investment income to average net assets		7.01	7.01	7.18	7.31

Portfolio Turnover Rate		50.65	29.98	40.57	129.27

Net Assets, end of period ($ x 1,000)		17,368	18,059	18,595	21,714

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a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.

Your Investment

SHAREHOLDER GUIDE

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Choosing a share class

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The fund is designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees that are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

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This prospectus offers Class A, B, C and I shares of the fund.

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Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends. Because the Rule 12b-1 fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

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The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

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A complete description of these classes follows. You should review these arrangements with your financial representative before determining which class to invest in.

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	Class A	Class C	Class I

Initial sales charge	up to 4.50%	none	none

Ongoing distribution or service fee
(Rule 12b-1 fee)	0.25%	1.00%	none

Contingent deferred sales charge	1% on sale of	1% on sale of	none
	shares bought	shares held for
	within one year	one year or less
without an initial
sales charge as
part of an
investment of
$1 million
or more

Conversion feature	no	no	no

Recommended purchase maximum	none	$1 million	none
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Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”) Since some of your investment goes to pay an upfront sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

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  plan to own the shares for an extended period of time, since the higher ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge; and
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  qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice.

Class A sales

charges

	Sales charge	Sales charge

	as a % of	as a % of

Purchase amount	offering price	NAV

Less than $50,000	4.50%	4.70%

$50,000 to $99,999	4.00%	4.20%

$100,000 to $249,999	3.00%	3.10%

$250,000 to $499,999	2.50%	2.60%

$500,000 to $999,999	2.00%	2.00%

$1 million or more*	none	none

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* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed
on certain redemptions of such shares within one year of the date of purchase (except shares bought through dividend
reinvestment).
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Sales charge reductions and waivers

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To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of certain Dreyfus Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the SAI.

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You can reduce your initial sales charge in the following ways:

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  Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Funds that are subject to a sales charge, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.
  Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal.
  Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.
  Combine with family members. You can also count toward the amount of your investment all investments in certain other Dreyfus Funds, in any class of shares that is subject to a sales charge, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the SAI.)
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Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  full-time or part-time employees, and their family members, of Dreyfus or any of its affiliates board members of Dreyfus and board members of the Dreyfus Family of Funds full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor
  “wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts
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  qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Dreyfus Fund since on or before February 28, 2006
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  investors with cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse or minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment- related stock options members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor employees participating in qualified or non-qualified employee benefit plans shareholders in Dreyfus-sponsored IRA rollover accounts funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account

Class C share considerations

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Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A shares. However, Class C shares are subject to higher ongoing Rule 12b-1 fees. Over time, the higher Rule 12b-1 fees may cost you more than paying an initial sales charge on Class A shares. Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

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Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

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Class I share considerations

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Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in a class that charges an initial sales charge. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

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Class I shares may be purchased by:

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  bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer Class I shares to their clients institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments, and IRAs set up under Simplified Employee Pension Plans that have entered into agreements with the fund’s distributor to offer Class I shares to such plans law firms or attorneys acting as trustees or executors/administrators foundations and endowments that make an initial investment in the fund of at least $1 million sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the fund’s distributor advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available
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Class B share considerations

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Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other Dreyfus Funds or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. Class B shares are subject to an annual Rule 12b-1 fee. Class B shares convert to Class A shares (which are subject to a lower Rule 12b-1 fee) approximately six years after the date they were purchased. Class B shares sold within six years of purchase are subject to the following CDSCs:

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Class B sales charges

For shares	CDSC as a % of amount

sold in the:	redeemed subject to the charge

First year	4.00%

Second year	4.00%

Third year	3.00%

Fourth year	3.00%

Fifth year	2.00%

Sixth year	1.00%

Thereafter	none

CDSC waivers

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The fund’s CDSC on Class A, B and C shares may be waived in the following cases:

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  permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased redemptions made within one year of death or disability of the shareholder redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½
  redemptions of Class B or Class C shares made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually redemptions from qualified and non-qualified employee benefit plans
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Valuing Shares

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Dreyfus generally calculates fund NAVs as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, Dreyfus values equity investments on the basis of market quotations or official closing prices. Dreyfus generally values fixed income investments based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Funds that seek tax-exempt income are not recommended for purchase in IRAs or other


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qualified retirement plans. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

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Investments in certain types of thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Your Investment — Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

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Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

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How to Buy Shares

By Mail. To open a regular account, complete an application and mail, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds P.O. Box 55268 Boston, MA 02205-8502 Attn: Institutional Processing

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to the above address.

IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

The Bank of New York Mellon, Custodian P.O. Box 55552 Boston, MA 02205-8568 Attn: Institutional Processing

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-554-4611 (inside the U.S. only) for more information.

Dreyfus TeleTransfer. To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.”

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

Minimum investments

	Initial	Additional

Regular accounts	$1,000	$100
Traditional IRAs	$750	no minimum*
Spousal IRAs	$750	no minimum*
Roth IRAs	$750	no minimum*

Educational Savings	$500	no minimum*
Accounts

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All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus
TeleTransfer purchase is $150,000 per day.

* Minimum Dreyfus TeleTransfer purchase is $100.

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How to Sell Shares


You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request.Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or refer to the SAI for additional details.

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Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares
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  the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares.

By Mail--Regular Accounts. To redeem shares of a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the share class, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds P.O. Box 55268 Boston, MA 02205-8502

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By Mail--IRA Accounts. To redeem shares of an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% TEFRA should be withheld. Mail your request to:

The Bank of New York Mellon, Custodian P.O. Box 55552 Boston, MA 02205-8568

A signature guarantee is required for some written sell orders. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer) to be sent to the account information on file with the fund. For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.


Limitations on selling shares by phone or online through www.dreyfus.com

	Proceeds	Minimum	Maximum

	sent by	phone/online	phone/online

	Check*	no minimum	$250,000 per day

	Wire	$1,000	$500,000 for joint

accounts every 30 days/

$20,000 per day

	Dreyfus	$500	$500,000 for joint

	TeleTransfer		accounts every 30 days/

$20,000 per day

*	Not available online on accounts whose address has been changed within the last 30 days.


Automatically. You may sell shares in a regular account by calling 1-800-554-4611 (inside the U.S. only) for instructions on how to establish the Dreyfus Automatic Withdrawal Plan. You may sell shares in an IRA account by calling the above number for instructions on the Automatic Withdrawal Plan.


In Person. Visit a Dreyfus Financial Center. Please call us for locations.


General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund also reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

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Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

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Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.


Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in

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omnibus accounts is limited. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide Dreyfus, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If Dreyfus determines that any such investor has engaged in frequent trading of fund shares, Dreyfus may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.


Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

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To the extent that the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. Dreyfus has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

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To the extent that the fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

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Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

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Small Account Policies

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To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends monthly and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

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Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

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High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

SERVICES FOR FUND INVESTORS

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Automatic services

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Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-554-4611.


For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through a payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit Privilege	from your federal employment,
Social Security or other regular
federal government check.

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Dreyfus Dividend	For automatically reinvesting the
Sweep	dividends and distributions from the
fund into another Dreyfus Fund (not
available for IRAs).

For exchanging shares

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Dreyfus Auto-Exchange	For making regular exchanges from
Privilege	the fund into another Dreyfus Fund.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most Dreyfus Funds. There
will be no CDSC, as long as the
amount of any withdrawal does not
exceed on an annual basis 12% of
the greater of the account value at
the time of the first withdrawal
under the plan, or at the time of the
subsequent withdrawal.
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Exchange privilege

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Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

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Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Account Statements

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Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

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Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Checkwriting privilege

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You may write redemption checks against your account for Class A shares in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

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NOTES

NOTES

NOTES

For More Information

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Dreyfus High Yield Fund


A series of The Dreyfus/Laurel Funds Trust SEC file number: 811-00524

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

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Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

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A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone Call 1-800-554-4611

By mail Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

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© 2009 MBSC Securities Corporation
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0029P0509

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The information is this Statement of Additional Information is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted

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SUBJECT TO COMPLETION, DATED ________. 2009

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DREYFUS HIGH YIELD FUND CLASS A, CLASS B, CLASS C AND CLASS I SHARES PART B (STATEMENT OF ADDITIONAL INFORMATION) MAY __, 2009
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     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus High Yield Fund (the “Fund”), dated May ___, 2009, as it may be revised from time to time. The Fund is a separate, diversified portfolio of The Dreyfus/Laurel Funds Trust (the “Trust”), an open-end management investment company, known as a mutual fund, that is registered with the Securities and Exchange Commission (“SEC”). To obtain a copy of the Fund’s Prospectus, please call your financial adviser, write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call one of the following numbers:

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Call Toll Free 1-800-554-4611 In New York City -- Call 1-718-895-1206 Outside the U.S. -- Call 516-794-5452

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     The financial statements for the fiscal year ended December 31, 2008, including notes to the financial statements and supplementary information and the Report of Independent Registered Public Accounting Firm, are included in the Annual Report to Shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements included in the Annual Report, and the Report of Independent Registered Public Accounting Firm thereon contained therein, and related notes, are incorporated herein by reference.

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TABLE OF CONTENTS

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Description of the Fund/Trust	B-3
Management of the Fund/Trust	B-29
Management Arrangements	B-37
How to Buy Shares	B-43
Distribution and Service Plans	B-50
How to Redeem Shares	B-52
Shareholder Services	B-58
Determination of Net Asset Value	B-65
Dividends, Other Distributions and Taxes	B-66
Portfolio Transactions	B-69
Summary of the Proxy Voting Policy, Procedures and
Guidelines of The Dreyfus Family of Funds	B-74
Information about the Fund/Trust	B-75
Counsel and Independent Registered Public Accounting Firm	B-76
Appendix	B-77
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DESCRIPTION OF THE FUND/TRUST

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     The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on March 30, 1979. The Trust is an open-end management investment company comprised of separate portfolios, including the Fund, each of which is treated as a separate fund. From February 3, 2003 to April 1, 2009, the Fund’s name was Dreyfus Premier Limited Term High Yield Fund. Prior to February 3, 2003, the Fund’s name was Dreyfus Premier Limited Term High Income Fund. The Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer, nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

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     The Fund’s investment objective is to maximize total return, consisting of capital appreciation and current income. This objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund’s outstanding voting shares. Prior to January 20, 2003, the Fund’s investment objective was to provide high current income.

     The Dreyfus Corporation (“Dreyfus” or the “Manager”) serves as the Fund’s investment adviser.

     MBSC Securities Corporation (the “Distributor”) is the distributor of the Fund’s shares.

Certain Portfolio Securities

     The following information regarding the securities that the Fund may purchase supplements that found in the Fund’s Prospectus.

     Corporate Debt Securities. Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

     High Yield-Lower Rated Securities. The Fund normally invests at least 80% of its assets in fixed-income securities rated, at the time of purchase, below Baa by Moody’s Investors Service, Inc. (“Moody’s”) and below BBB by Standard & Poor’s Ratings Services (“S&P”), a division of the McGraw-Hill Companies, Inc., and Fitch Ratings (“Fitch,” and with the other rating agencies, the “Rating Agencies”) and as low as the lowest rating assigned by the Rating Agencies. Such securities (commonly known as “junk” bonds), though higher yielding, are characterized by risk. See the Appendix for a general description of the Rating Agencies’ ratings. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Fund will rely on the judgment, analysis and experience of Dreyfus in evaluating the creditworthiness of an issuer. The Fund’s ability to achieve its investment objective may be more dependent on the credit analysis undertaken by Dreyfus than might be the case for a fund that invests in higher rated securities.

     Investors should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities. These securities generally are considered by the Rating Agencies to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

     Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer. Bond prices are inversely related to interest rate changes; however, bond price volatility also is inversely related to coupon. Accordingly, below investment grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity, because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk.

     Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund’s ability to dispose of particular issues when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolio and calculating its net asset value (“NAV”). Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

     These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

     The Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with any person concerning the acquisition of such securities, and Dreyfus will review carefully the credit and other characteristics pertinent to such new issues.

     Investment Grade Obligations. Corporate obligations rated Baa or higher by Moody’s or BBB or higher by S&P or Fitch are considered by those Rating Agencies to be “investment grade” securities. The Fund may invest in investment grade securities (or if unrated, of comparable quality as determined by Dreyfus) when the yield differential between below investment grade and investment grade securities narrows and the risk of loss may be reduced with only a relatively small reduction in yield. The Fund also may invest in investment grade securities when Dreyfus determines that a defensive investment position is appropriate in light of market or economic conditions.

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     Portfolio Securities Ratings. The average distribution of investments of the Fund in corporate bonds by ratings for the fiscal year ended December 31, 2008, calculated monthly on a dollar weighted basis, was as follows:

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Moody’s	S&P or Fitch	Percentage
Aaa	AAA	___%
Aa	AA	___%
A	A	___%
Baa	BBB	___%
Ba	BB	___%
B	B	___%
Caa	CCC	___%
NR	NR	___%*
___%**
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*	These unrated securities have been determined by Dreyfus to be of comparable quality to securities rated as follows: B (___%) and D (___%).
**	The Fund also owns equity securities as follows: common stocks (___%); preferred stocks rated B/B
___%), convertible preferred stocks rated Baa/BBB (___%) and Caa/CCC (___%); and convertible bonds rated A (___%) and Ba/BB (___%).
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     The actual distribution of the Fund’s corporate bond investments by ratings on any given date will vary, and the distribution of the Fund’s investments by ratings as set forth above should not be considered as representative of the Fund’s future portfolio composition.

     U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities which differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Government; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.

     Municipal Obligations. Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities. Municipal obligations bear fixed, floating or variable rates of interest. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligations and purchased and sold separately. The Fund also may acquire call options on specific municipal obligations. The Fund generally would purchase these call options to protect the Fund from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

     Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.

     While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations offering yields comparable to, and in some cases greater than, the yields available on other permissible Fund investments. Dividends received by shareholders on Fund shares which are attributable to interest income received by the Fund from municipal obligations generally will be subject to Federal income tax. The Fund may invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Fund investments. The Fund currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

     Mortgage-Related Securities. The Fund may invest in various mortgage-related securities. Mortgage backed securities may represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. The mortgagor’s monthly payments to his/her lending institution are “passed through” to an investor. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private issuers or poolers can meet their obligations under the policies. Mortgage backed securities issued by private issuers or poolers, whether or not such securities are subject to guarantees, may entail greater risk than securities directly or indirectly guaranteed by the U.S. Government.

     The mortgage-related securities which may be purchased include those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in interest rates and those with interest rates that change inversely to changes in interest rates, as well as stripped mortgage-backed securities. Stripped mortgage-backed securities usually are structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage-backed securities or whole loans. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage collateral, while the other class will receive most of the interest and the remainder of the principal. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not secured. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.

     As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security’s return to the Fund. Moreover, with respect to stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment even if the securities rated in the highest rating category by a nationally recognized statistical rating organization.

     The mortgage-related securities in which the Fund may invest also include multi-class pass-through certificates secured principally by mortgage loans on commercial properties. These mortgage-related securities are structured similarly to mortgage-related securities secured by pools of residential mortgages. Commercial lending, however, generally is viewed as exposing the lender to a greater risk of loss than one- to four-family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one- to four-family mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties.

     During periods of rapidly rising interest rates, prepayments of mortgage-backed securities may occur at slower than expected rates. Slower prepayments effectively may change a mortgage-backed security that was considered short- or intermediate-term at the time of purchase into a long-term security. The values of long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities. Were the prepayments on the Fund’s mortgage-backed securities to decrease broadly, the Fund’s average effective duration, and thus sensitivity to increase rate fluctuations, would increase.

     Certificates of the Government National Mortgage Association (“GNMA”) are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations, and other lenders and are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in a pool underlying a GNMA Certificate will have maturities of up to 30 years, the average life of a GNMA Certificate will be substantially less because the mortgages will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the GNMA Certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the GNMA Certificates. Reinvestment of prepayments may occur at higher or lower rates than the original yield of the Certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA Certificates with underlying mortgages bearing higher interest rates can be less effective than typical non-callable bonds of similar maturities at locking in yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

     The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government sponsored corporations owned by private stockholders. Each is subject to general regulation by an office within HUD. FNMA and FHLMC purchase residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass through securities issued by FNMA and FHLMC are guaranteed by FNMA or FHLMC as to payment of principal and interest.

     Collateralized mortgage obligations (“CMOs”) are generally issued as a series of different classes. Interest and principal payments on the mortgages underlying any series will first be applied to meet the interest payment requirements of each class in the series other than any class in respect of which interest accrues but is not paid or any principal only class. Then, principal payments on the underlying mortgages are generally applied to pay the principal amount of the class that has the earliest maturity date. Once that class is retired, the principal payments on the underlying mortgages are applied to the class with the next earliest maturity date. This is repeated until all classes are paid. Therefore, while each class of CMOs remains subject to prepayment as the underlying mortgages prepay, structuring several classes of CMOs in the stream of principal payments allows one to more closely estimate the period of time when any one class is likely to be repaid.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create mortgage backed securities in which the Fund can invest. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government related pools because there are no direct or indirect U.S. Government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by U.S. Government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies.

     The Fund expects that U.S. Government or private entities may create mortgage loan pools offering pass through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payment may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage backed securities are developed and offered to investors, the Fund will, consistent with its investment objective and policies, consider making investments in such new types of securities.

     Other Asset Backed Securities. The Fund may also invest in non-mortgage asset backed securities. Some non-mortgage asset backed securities are forms of derivatives. The securitization techniques used for non-mortgage asset backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Fund may invest in these and other types of non-mortgage asset backed securities that may be developed in the future.

     Non-mortgage asset backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

     The purchase of non-mortgage asset backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue non-mortgage asset backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the non-mortgage asset backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the non-mortgage asset backed securities, usually is not amended to reflect the assignment of the seller’s security interest for the benefit of the holders of the non-mortgage asset backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner’s obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related non-mortgage asset backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card thereby reducing the amounts paid on such receivables. In addition, unlike most other non-mortgage asset backed securities, credit card receivables are unsecured obligations of the card holder.

     Senior-Subordinated Securities. Mortgage-related and non-mortgage asset backed securities may be structured in multiple classes with one or more classes subordinate to other classes as to payments of cash flow from, principal of and/or interest on the underlying assets. In such a “senior/subordinated” structure, defaults on the underlying assets are borne first by the holders of the subordinated class or classes. The Fund may invest in such subordinated securities, which typically entail greater credit risk but provide higher yields.

     Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund’s resale price will be in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than one year. The Fund will always receive as collateral securities whose market value including accrued interest is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement, including interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of a security which is the subject of a repurchase agreement, realization upon the collateral by the Fund may be delayed or limited. The Fund seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligors under repurchase agreements, in accordance with the Fund’s credit guidelines.

     Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price.

     Commercial Paper and Other Short-Term Corporate Obligations. These instruments include variable amount master demand notes, which are obligations that permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and the Fund may invest in them only if at the time of an investment the borrower meets the criteria set forth below for other commercial paper issuers.

     Commercial paper consists of short-term, unsecured obligations issued by banks and corporations that have maturities ranging from 2 to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The commercial paper purchased by the Fund will consist only of direct obligations which, at the time of their purchase, are (a) rated not lower than Prime-1 by Moody’s, A-1 by S&P or F1 by Fitch, (b) issued by companies having an outstanding unsecured debt issue currently rated at least A3 by Moody’s, A-1 by S&P or, F1 by Fitch or (c) if unrated, determined by Dreyfus to be of comparable quality to those rated obligations which may be purchased by the Fund.

     Bank Obligations. The Fund may purchase certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See “Foreign Securities.”

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

     Collateralized Debt Obligations. The Fund may invest in collateralized debt obligations (“CDOs”), which are securitized interests in pools of—generally non-mortgage—assets. The assets, called collateral, usually are comprised of loans or debt instruments. A CDO may be called a collateralized loan obligation (CLO) or collateralized bond obligation (CBO) if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinated to it.

     Zero Coupon, Pay-In-Kind and Step-Up Securities. The Fund may invest in zero coupon U.S. Treasury securities, which are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date or cash payment date; pay-in-kind bonds, which are debt securities that generally pay interest through the issuance of additional bonds; and step-up bonds, which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. For zero coupon bonds, the amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interest in such stripped debt obligations and coupons. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds which pay cash interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults the Fund may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, the Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See “Dividends, Distributions and Taxes.”

     Preferred Stock. The Fund may purchase preferred stock, which is a class of capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. In general, the market value of preferred stock is its “investment value,” or its value as a fixed-income security. Accordingly, the market value of preferred stock generally increases when interest rates decline and decreases when interest rates rise, but, as with debt securities, is also affected by the issuer’s ability to make payments on the preferred stock. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

     Convertible Securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

     Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

     Warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation’s capital stock at a set price for a specified period of time. The Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed-income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

     Common Stock. From time to time, the Fund may hold common stock sold in units with, or attached to, debt securities purchased by the Fund. In connection with its investments in corporate debt securities, or restructuring of investments owned by the Fund, the Fund may receive warrants or other non-income producing equity securities. The Fund may retain such securities, including equity securities received upon conversion of convertible securities, until Dreyfus determines it is appropriate in light of current market conditions to effect a disposition of such securities. The Fund also may invest up to 5% of its assets directly in the common stock of high yield bond issuers, including those in initial public offerings (“IPOs”).

     Foreign Securities. The Fund may purchase securities of foreign issuers and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign currencies, securities and obligations, as well as instruments that provide investment exposure to foreign securities and markets, presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, adverse political and economic developments, the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the yield on such securities. Foreign securities held by the Fund may trade on days that the Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.

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     Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies;

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however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Fund have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries. Foreign securities held by the Fund may trade on days that the Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.

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     Foreign Government Obligations; Securities of Supranational Entities. The Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by Dreyfus to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank.

     Illiquid Investments. The Fund may invest up to 15% of the value of its net assets in illiquid securities, including repurchase agreements and time deposits with maturities in excess of seven days, certain mortgage-backed securities, securities involved in swap, collar and floor transactions, and privately negotiated traded options and securities used to cover such options. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in commercial obligations issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (“Section 4(2) paper”). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act (“Rule 144A securities”). Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Trust’s Board of Trustees (the “Board” or “Trustees” or “Board of Trustees”) or by Dreyfus pursuant to guidelines established by the Board. The Board or Dreyfus will consider availability of reliable price information and other relevant information in making such determinations. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Fund, that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or an exemption therefrom. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities from the Fund or other holders.

     When purchasing securities that have not been registered under the Securities Act of 1933, as amended, and are not readily marketable, the Fund will endeavor, to the extent practicable, to obtain the right to registration at the expense of the issuer. Generally, there will be a lapse of time between the Fund’s decision to sell any such security and the registration of the security permitting sale. During any such period, the price of securities will be subject to market fluctuations. During this period, the Fund’s NAV could be adversely effected.

     Participation Interests. The Fund may invest in short-term corporate obligations denominated in U.S. and foreign currencies that are originated, negotiated and structured by a syndicate of lenders (“Co-Lenders”) consisting of commercial banks or other institutions, one or more of which administers the security on behalf of the syndicate (the “Agent Bank”). Co-Lenders may sell such securities to third parties called “Participants.” The Fund may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, “participation interests”). Co-Lenders and Participants interposed between the Fund and the corporate borrower (the “Borrower”), together with Agent Banks, are referred to herein as “Intermediate Participants.” The Fund also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund and the Borrower. In such cases, the Fund would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund would enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Fund may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Fund may also be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Fund were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank’s creditors. In such case, the Fund might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

     The Fund will not act as an Agent Bank, guarantor, sole negotiator or sole structuror with respect to securities that are the subject of a participation interest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund’s participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days’ notice, for all or any part of the Fund’s participation interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. The Fund will not invest more than 15% of the value of its net assets in participation interests maturing in more than seven days that do not have this demand feature, and in other securities that are illiquid.

     Investment Companies. The Fund may invest in securities issued by registered and unregistered investment companies, including exchange-traded funds described below. Under the 1940 Act, the Fund’s investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. The Fund also may invest its uninvested cash reserves, or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund’s securities lending program, in shares of one or more money market funds advised by Dreyfus. Such investments will not be subject to the limitations described above. See “Lending Portfolio Securities.”

     Exchange-Traded Funds. The Fund may invest in shares of exchange-traded funds (collectively, “ETFs”), which are designed to provide investment results corresponding to a securities index. These may include Standard & Poor’s Depository Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq 100 Shares”) and iShares exchange-traded funds (“iShares”), such as iShares Russell 2000 Growth Index Fund. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

     The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the Fund. Moreover, the Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities

Investment Techniques

     In addition to the principal investment strategies discussed in the Fund’s Prospectus, the Fund also may engage in the investment techniques described below. The Fund might not use, or may not have the ability to use, any of these strategies and there can be no assurance that any strategy that is used will succeed.

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     Foreign Currency Transactions. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international

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perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad.

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     Foreign currency transactions may be entered into for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

     Foreign currency transactions may involve, for example, the Fund’s purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive in the exchange. The Fund’s success in these transactions may depend on the ability of Dreyfus to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

     A Fund also may enter into forward foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a specified currency at a specified future date. The cost to the Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Generally, secondary markets do not exist for forward contracts, with the result that closing transactions can be made for forward contracts only by negotiating directly with the counterparty to the contract.

     Leverage. The Fund may borrow money for certain purposes. In addition to borrowing for temporary or emergency purposes and in anticipation of share redemptions, the Fund may borrow to facilitate trades in its portfolio securities. This could occur, for example, when the Fund expects settlement on its purchase of a security will occur within a shorter time than settlement on its sale of a security. Borrowing exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be limited to 33-1/3% of the value of the Fund’s total assets. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.

     The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. Except for these transactions, the Fund’s borrowings generally will be unsecured.

     For borrowings for investment purposes, the 1940 Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio securities within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The SEC views reverse repurchase transactions as collateralized borrowings by the Fund. To the extent the Fund enters into a reverse repurchase agreement, the Fund will maintain in a segregated custodial account permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC.

     Forward Commitments. The Fund may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place in the future after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund’s purchase commitments.

     Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its NAV per share.

     Short-Selling. In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. The Fund may make short-sales to hedge positions, for duration and risk management, to maintain portfolio flexibility or to enhance returns. To complete a short-sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. Until the Fund closes its short position or replaces the borrowed security, it will: (a) maintain a segregated account, containing permissible liquid assets, at a level such that the amount deposited in the account plus the amount provided as collateral always equals the current value of the security sold short; or (b) otherwise cover its short position.

     Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund’s net assets. The Fund may not sell short the securities of any single issuer listed on a national securities exchange to the extent of more than 5% of the value of the Fund’s net assets. The Fund may not make a short sale which results in the Fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

     The Fund also may make short sales “against the box,” in which the Fund enters into a short sale of a security it owns or has the immediate and unconditional right to acquire at no additional cost at the time of sale in order to hedge an unrealized gain on the security. At no time will more than 15% of the value of the Fund’s net assets be in deposits on short sales against the box.

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     Lending of Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund’s investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund’s total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. The Fund may participate in a securities lending program operated by The Bank of New York Mellon, an affiliate of Dreyfus, as lending agent (the “Lending Agent”). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Dreyfus to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by Dreyfus, repurchase agreements or other high quality instruments with short maturities.

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     Derivatives. The Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivative instruments the Fund may use (in addition to forward currency contracts, mortgage-related securities, and CDOs and other asset-backed securities) include options contracts, futures contracts, options on futures contracts, structured notes, swap agreements and credit derivatives. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than “traditional” securities would. The Fund’s portfolio managers, however, may decide not to employ some or all of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance.

     If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with the underlying instruments or the Fund’s other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

     Some derivatives the Fund may use may involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage could increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, currency or other economic variable. Pursuant to regulations and/or published positions of the SEC, the Fund may be required to segregate permissible liquid assets, or engage in other measures approved by the SEC or its staff, to “cover” the Fund’s obligations relating to its transactions in derivatives. For example, in the case of futures contracts or forward contracts that are not contractually required to cash settle, the Fund must set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a futures or forward contract at the time of valuation) while the positions are open. With respect to futures contracts or forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside assets equal to only its net obligations under cash-settled futures and forward contracts, the Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

     Neither the Trust nor the Fund will be a commodity pool. The Trust filed notice with the Commodity Futures Trading Commission (“CFTC”) and National Futures Association of its

eligibility, as a registered investment company, for an exclusion from the definition of commodity pool operator and that neither the Trust nor the Fund is subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Futures Transactions. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date. To the extent described in its Prospectus and this Statement of Additional Information, the Fund may invest in futures contracts and options on futures contracts, including those with respect to interest rates, commodities, and security or commodity indexes. To the extent the Fund may invest in foreign currency denominated securities, it also may invest in foreign currency futures contracts and options thereon.

     Although some futures contracts call for making or taking delivery of the underlying securities or commodity, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Transaction costs also are included in these calculations.

     The Fund may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange, or on exchanges located outside the United States, such as the London International Financial Futures Exchange and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

     Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund’s net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

     Successful use of futures and options by the Fund also depends on the ability of Dreyfus to predict correctly movements in the direction of the relevant market and to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

     The Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price. The Fund may also purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

Options--In General. The Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. The Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

     A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction, such as by segregating cash or other securities. A put option written by the Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account with the Fund’s custodian to fulfill the obligation undertaken or otherwise covers the transaction. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

     The Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

     The Fund also may purchase cash-settled options on equity index swaps and interest rate swaps, as described below, in pursuit of its investment objective. Equity index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date.

     Successful use by the Fund of options will be subject to the ability of Dreyfus to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies, or interest rates, as applicable. To the extent such predictions are incorrect, the Fund may incur losses.

Swap Transactions and Other Credit Derivatives. The Fund may engage in swap transactions, including interest rate swaps, interest rate looks, caps, collars and floors, credit default swaps, and index swap agreements and other credit derivative products, to seek to mitigate risk, manage maturity and duration, reduce portfolio turnover, or obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. The Fund also may enter into options on swap agreements, sometimes called “swaptions.”

     Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of credit default swaps or securities representing a particular index. The “notional amount” of the swap agreement is only used as a basis upon which to calculate the obligations that the parties to a swap agreement have agreed to exchange.

     Most swap agreements entered into by the Fund are cash settled and calculate the obligations of the parties to the agreement on a “net basis.” Thus, the Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of permissible liquid assets of the Fund.

     A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A cash-settled option on a swap gives the purchaser the right in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms. Depending on the terms of the particular option agreement, the Fund generally will incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

     Interest rate swaps are over-the-counter contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Interest rate collars involve selling a cap and purchasing a floor or vice versa to protect the Fund against interest rate movements exceeding given minimum or maximum levels.

     The Fund may enter into credit default swap agreements and similar agreements, which may have as reference obligations securities that are or are not currently held by the Fund. The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, the Fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. Credit default swaps and similar instruments involve greater risks than if the Fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk.

     The Fund may invest in credit linked securities issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in these credit linked securities represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit linked security. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation.

     The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of default risks, market spreads or other applicable factors, or a counterparty defaults, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. In addition, it is possible that developments in the credit derivatives market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap or other credit derivative agreements or to realize amounts to be received under such agreements.

     The Fund will enter into swap and other credit derivatives transactions only when the Manager believes it would be in the best interests of the Fund to do so. In addition, the Fund will enter into swap and other credit derivative agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines).

Structured Notes. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but not ordinarily below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending upon a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index or indexes or other assets. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

Indexed and Inverse Floating Rate Securities. The Fund may invest in securities that pay interest or whose principal amount payable upon maturity is based on the value of an index of interest rates. Interest and principal payable on certain securities also may be based on relative changes among particular indices. The Fund also may invest in so-called “inverse floating obligations” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). The Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities generally will be more volatile than the market values of fixed-rate securities. Investments in such obligations may be illiquid.

Other Hybrid Instruments. A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid instrument could be tied (positively or negatively) to the price of some currency or securities index or another interest rate (each a “benchmark”). The interest rate or the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

     Hybrids can be used as an efficient means of pursuing a variety of investment strategies, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, structured notes and any combination of futures, options, currency and interest rate transactions (“component transactions”), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Manager, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Manager’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

     Future Developments. The Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other Derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before the Fund enters into such transactions or makes any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.

     Forward Roll Transactions. To enhance current income, the Fund may enter into forward roll transactions with respect to mortgage-related securities. The Fund will only enter into covered rolls. In a forward roll transaction, the Fund sells a mortgage-related security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price. The securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories than those sold. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale typically will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale will be expected to generate income for the Fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the purchase price of those securities. The Fund will segregate permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).

     Master/Feeder Option. The Trust may in the future seek to achieve the Fund’s investment objective by investing all of the Fund’s net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days’ prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interest of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

     Certain Investments. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which an affiliate of The Bank of New York Mellon Corporation (“BNY Mellon”), Dreyfus’ parent company, has a lending relationship.

Investment Restrictions

     Fundamental. The Fund has adopted the following restrictions as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting shares. The Fund may not:

     1. Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and state or municipal governments and their political subdivisions are not considered members of any industry.)

     2. Borrow money or issue senior securities as defined in the 1940 Act, except that (a) the Fund may borrow money in an amount not exceeding one third of the Fund’s total assets at the time of such borrowing, and (b) the Fund may issue multiple classes of shares. The purchase or sale of options, forward contacts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not be considered to involve the borrowing of money or issuance of senior securities.

     3. Purchase, with respect to 75% of the Fund’s total assets, securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     4. Make loans or lend securities, if as a result thereof more than one-third of the Fund’s total assets would be subject to all such loans. For purposes of this limitation, debt instruments and repurchase agreements shall not be treated as loans.

     5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage loans or securities of companies that engage in the real estate business or invest or deal in real estate or interests therein).

     6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund’s investment program may be deemed an underwriting.

     7. Purchase or sell commodities, except that the Fund may enter into options, forward contracts, and futures contracts, including those related to indices, and options on futures contracts or indices.

     The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single, open-end management investment Trust with substantially the same fundamental investment objective, policies, and limitations as the Fund.

     Non-fundamental. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that are rated below investment grade at the time of purchase (or other instruments with similar economic characteristics). The Fund has adopted a policy to provide its shareholders with at least 60 days’ prior notice of any change in its policy to so invest 80% of its assets. The Fund has also adopted the following additional non-fundamental investment restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy.

     1. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, and other securities which are not readily marketable. For purposes of this limitation, illiquid securities shall not include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities which may be resold under Rule 144A under the Securities Act of 1933, as amended, provided that the Board of Trustees, or its delegate, determines that such securities are liquid, based upon the trading markets for the specific security.

     2. The Fund will not invest in securities of other investment companies, except to the extent permitted by the 1940 Act.

     3. The Fund will not purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, and options on futures contracts.

     4. The Fund will not sell securities short, or purchase, sell or write puts, calls or combinations thereof, except as described in the Fund’s Prospectus and this Statement of Additional Information.

     If a percentage restriction is adhered to at the time of an investment, a later change in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act. With respect to Fundamental Investment Restriction No. 2, however, if borrowings exceed 33-1/3% of the value of the Fund’s total assets as a result of a change in values or assets, the Fund will take steps to reduce such borrowings at least to the extent of such excess.

     If the Fund’s investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder’s then-current position and needs.

MANAGEMENT OF THE FUND/TRUST

     The Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

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The Dreyfus Corporation	Investment Adviser
MBSC Securities Corporation	Distributor
Dreyfus Transfer, Inc	Transfer Agent
The Bank of New York Mellon	Custodian
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Trustees of the Trust

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     Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships and affiliations, are shown below. Each of the Trustees also serves as a Director of The Dreyfus/Laurel Funds, Inc. and as a Trustee of The Dreyfus/Laurel Tax-Free Municipal Funds (collectively, with the Trust, the “Dreyfus/Laurel Funds”), Dreyfus Investment Funds and Dreyfus High Yield Strategies Fund.

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None of the Trustees are “interested persons” of the Trust, as defined in the 1940 Act.

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Name (Age)	Principal Occupation
Position with Trust (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (65)	Corporate Director and Trustee	The Muscular Dystrophy Association,
Chairman of the Board		Director
(1999)		Century Business Services, Inc., a provider
of outsourcing functions for small and
medium size companies, Director
The Newark Group, a provider of a national
market of paper recovery facilities,
paperboard mills and paperboard
converting plants, Director
Sunair Services Corporation, a provider of
certain outdoor-related services to homes
and businesses, Director

James M. Fitzgibbons (74)	Corporate Director and Trustee	Bill Barrett Company, an oil and gas
Board Member		exploration company, Director
(1994)

Kenneth A. Himmel (62)	President and CEO, Related Urban	None
Board Member	Development, a real estate
(1988)	development company (1996 - Present)

President and CEO, Himmel &
Company, a real estate development
company (1980 - Present)

CEO, American Food Management,
a restaurant company
(1983 - Present)

Stephen J. Lockwood (61)	Chairman of the Board, Stephen J.	None
Board Member	Lockwood and Company LLC, an
(1993)	investment company (2000 - Present)

Roslyn M. Watson (59)	Principal, Watson Ventures, Inc.,	American Express Centurion Bank,
Board Member	a real estate investment company	Director
(1992)	(1993 - Present)	The Hyams Foundation Inc., a Massachusetts
Charitable Foundation, Trustee
National Osteoporosis Foundation, Trustee
SBLI – USA, Director

Benaree Pratt Wiley (62)	Principal, The Wiley Group, a firm	Boston College, Trustee
Board Member	specializing in strategy and business	Blue Cross Blue Shield of Massachusetts,
(1998)	development (2005 - Present)	Director
CBIZ, professional support consultants and
	President and CEO, The Partnership,	service providers for small, midsized and
	an organization dedicated to increasing	corporate business, Director
	the representation of African	Commonwealth Institute, Director
	Americans in positions of leadership,	Efficacy Institute, Director
	influence and decision-making in	PepsiCo African-American, Chair of Advisory
	Boston, MA (1991 - 2005)	Board
The Boston Foundation, Director
Century Business Services, Inc., a provider of
outsourcing functions for small and
medium companies, Director
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     Board members are elected to serve for an indefinite term. The Trust has standing audit and nominating committees, each comprised of its Board members who are not “interested persons” of the Trust, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Trust’s accounting and financial reporting processes and the audits of the Fund’s financial statements and (ii) to assist in the Board’s oversight of the integrity of the Fund’s financial statements, the Fund’s compliance with legal and regulatory requirements and the independent registered public accounting firm’s qualifications, independence and performance. The Trust’s nominating committee, among other things, is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of each Fund and its shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Trust, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The Trust also has a standing compensation committee comprised of Ms. Watson (Chair), Mr. Fitzgibbons and Ms. Wiley. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Trust also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund’s investments. The audit committee met three times and the nominating, pricing and compensation committees did not meet during the fiscal year ended December 31, 2008.

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     The table below indicates the dollar range of each Board member’s ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2008.

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Aggregate Holding of Funds in the
Dreyfus Family of Funds for which
Name of Board Member	Fund	Responsible as a Board Member

Joseph S. DiMartino	None	Over $100,000
James M. Fitzgibbons	$10,001 - $50,000	$50,001 - $1000,000
Kenneth A. Himmel	None	$50,001 - $1000,000
Stephen J. Lockwood	None	$50,001 - $1000,000
Roslyn M. Watson	None	$50,001 - $1000,000
Benaree Pratt Wiley	None	$50,001 - $1000,000
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     As of December 31, 2008, none of the Board members or their immediate family members owned securities of Dreyfus, the Distributor or any person (other than a registered

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investment company) directly or indirectly controlling, controlled by or under common control with Dreyfus or the Distributor.

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Officers of the Trust

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J. DAVID OFFICER, President since December 2006. Chief operating officer, Vice Chair and a director of Dreyfus, and an officer of 77 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 60 years old, and has been an employee of Dreyfus since April 1998.

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PHILLIP N. MAISANO, Executive Vice President since July 2007. Chief Investment Officer, Vice Chair and a director of Dreyfus, and an officer of 77 investment companies (comprised of 180 portfolios) managed by Dreyfus. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of BNY Mellon, each of which is an affiliate of Dreyfus. He is 61 years old and has been an employee of Dreyfus since November 2006. Prior to joining Dreyfus, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of Dreyfus, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

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MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 49 years old and has been an employee of Dreyfus since October 1991.

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JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon and Secretary of Dreyfus, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 42 years old and has been an employee of Dreyfus since December 1996.

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JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. She is 53 years old and has been an employee of Dreyfus since October 1988.

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JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Senior General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 47 years old and has been an employee of Dreyfus since June 2000.

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JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. She is 46 years old and has been an employee of Dreyfus since February 1984.

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JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 45 years old and has been an employee of Dreyfus since February 1991.

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ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 57 years old and has been an employee of Dreyfus since May 1986.

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JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 43 years old and has been an employee of Dreyfus since October 1990.

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JAMES WINDELS, Treasurer since November 2001. Director-Mutual Fund Accounting of Dreyfus, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 50 years old and has been an employee of Dreyfus since April 1985.

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GAVIN C. REILLY, Assistant Treasurer since December 2005. Tax Manager of the Investment Accounting and Support Department of Dreyfus, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 40 years old and has been an employee of Dreyfus since April 1991.

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RICHARD CASSARO, Assistant Treasurer since January 2008. Senior Accounting Manager –Money Market and Municipal Bond Funds of Dreyfus, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 50 years old and has been an employee of Dreyfus since 1982.

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ROBERT S. ROBOL, Assistant Treasurer since December 2002. Senior Accounting Manager –Fixed Income Funds of Dreyfus, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 45 years old and has been an employee of Dreyfus since October 1988.

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ROBERT SALVIOLO, Assistant Treasurer since July 2007. Senior Accounting Manager –Equity Funds of Dreyfus, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 42 years old and has been an employee of the Manager since June 1989.

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ROBERT SVAGNA, Assistant Treasurer since December 2002. Senior Accounting Manager –Equity Funds of Dreyfus, and an officer of 78 investment companies (comprised of 201 portfolios) managed by Dreyfus. He is 42 years old and has been an employee of Dreyfus since November 1990.

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WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since July 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 74 investment companies (comprised of 197 portfolios) managed by Dreyfus. He is 38 years old and has been an employee of the Distributor since October 1998.

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JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of Dreyfus and The Dreyfus Family of Funds (78 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly

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was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 51 years old and has served in various capacities with Dreyfus since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

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     The address of each Trustee and officer of the Trust is 200 Park Avenue, New York, New York 10166.

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     No officer or employee of Dreyfus or the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Dreyfus/Laurel Funds and Dreyfus Investment Funds pay each Director/Trustee who is not an “interested person” of the Trust (as defined in the 1940 Act) $45,000 per annum, plus $6,000 per joint Dreyfus/Laurel Funds and Dreyfus Investment Funds Board meeting attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds and Dreyfus Investment Funds also reimburse each Director/Trustee who is not an “interested person” of the Trust (as defined in the 1940 Act) for travel and out-of-pocket expenses. With respect to the Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, prior to April 12, 2008, with respect to audit committee meetings, the Chair of the audit committee received $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds, Dreyfus Investment Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds, Dreyfus Investment Funds and Dreyfus High Yield Strategies Fund.

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     In addition, the Emeritus Board member is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Board member became Emeritus and a per meeting attended fee of one-half the amount paid to Board members.

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     The aggregate amounts of fees and expenses received by each current Trustee from the Trust for the fiscal year ended December 31, 2008, and the amount paid to each Trustee by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board members total compensation) during the year ended December 31, 2008, were as follows:


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Total Compensation
	Aggregate	From the Trust
Name of Board	Compensation	and Fund Complex
Member	From the Trust(*)	Paid to Board Member(**)
Joseph S. DiMartino	$______	$873,275 (191)
James M. Fitzgibbons	$______	$ 95,000 (41)
J. Tomlinson Fort***	$______	$ 66,488 (27)
Kenneth A. Himmel	$______	$ 90,500 (41)
Stephen J. Lockwood	$______	$ 88,000 (29)
Roslyn M. Watson	$______	$ 93,500 (41)
Benaree Pratt Wiley	$______	$159,500 (52)
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*	Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Trustees. Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed to Board members for attending
Board meetings, which in the aggregate amounted to $______.
**	Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Board member served.
*** Emeritus Board member as of April 12, 2008.
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     Trustees and officers as a group owned less than 1% of the Fund’s voting securities outstanding on April 2, 2009. The following persons are known by the Trust to own of record 5% or more of the indicated Fund’s outstanding voting securities on April 2, 2009. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the Fund.

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Class A Shares

[Merrill Lynch	_______%
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246

National Financial Services	_______%
82 Devonshire Street
Boston, MA 02109-3605

Pershing, LLC	_______%
Pershing Division – Transfer Department
P.O. Box 2052, 7th Floor
Jersey City, NJ 07303-2052

First Clearing, LLC	_______%
10750 Wheat First Drive
Glen Allen, VA 23060
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Charles Schwab & Company, Inc.	_______%
101 Montgomery Street
San Francisco, CA 94104-4151

Class B Shares

First Clearing, LLC	_______%
10750 Wheat First Drive
Glen Allen, VA 23060

Pershing, LLC	_______%
Pershing Division – Transfer Department
P.O. Box 2052, 7th Floor
Jersey City, NJ 07303-2052

Merrill Lynch	_______%
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246

National Financial Services	_______%
82 Devonshire Street
Boston, MA 02109-3605

Morgan Stanley & Co. Inc.	_______%
Harborside Financial Center
Plaza 3 – Floor 6
Jersey City, NJ 07311

CitiGroup Global Markets, Inc.	_______%
Mutual Fund Processing Dept.
333 West 34th Street, 3rd Floor
New York, NY 10001-2402

A.G. Edwards (Division of Wachovia Securities)	_______%
Dividend Department
One North Jefferson
St. Louis, MO 63103

Class C Shares

Merrill Lynch	34.4753%
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246

First Clearing, LLC	_______%
10750 Wheat First Drive
Glen Allen, VA 23060

Charles Schwab & Company, Inc.	_______%
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101 Montgomery Street
San Francisco, CA 94104-4151

Pershing, LLC	_______%
Pershing Division – Transfer Department
P.O. Box 2052, 7th Floor
Jersey City, NJ 07303-2052

Wedbush Morgan Securities	_______%
P.O. Box 30014
Los Angeles, CA 90030-0014

Class I Shares

Bear Stearns & Company (Custodial Trust)	_______%
Paul Kelly
Whippany, NJ 07981-1029

Bear Stearns & Company (Custodial Trust)	_______%
Paul Kelly
Whippany, NJ 07981-1029

Dreyfus Instit. Retirement – Non Prop.	_______%
2930 East 3rd Drive
Denver, CO 80206-5002

United Food & Commercial Workers	_______%
Unions & Employees Pension Plan
2100 N. Mayfair Rd., Suite 100
Milwaukee, WI 53226-2239]
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MANAGEMENT ARRANGEMENTS

     The following information supplements and should be read in conjunction with the sections in the Fund’s Prospectus entitled “Expenses” and “Management.”

     Investment Adviser. Dreyfus is a wholly-owned subsidiary of BNY Mellon, a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.

     Management Agreement. Dreyfus serves as the investment adviser for the Fund pursuant to an Investment Management Agreement (the “Management Agreement”) between Dreyfus and the Trust, subject to the overall authority of the Board of Trustees in accordance with Massachusetts law. Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As investment adviser, Dreyfus manages the Fund by making investment decisions based on the Fund’s investment objective, policies and restrictions. The Management Agreement is subject to review and approval at least annually by the Board of Trustees.

     The Management Agreement will continue from year to year provided that a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and either a majority (as defined in the 1940 Act) of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Trust may terminate the Management Agreement upon the vote of a majority of the Board of Trustees or upon the vote of a majority of the outstanding voting securities of the Fund on 60 days’ written notice to Dreyfus. Dreyfus may terminate the Management Agreement upon 60 days’ written notice to the Trust. The Management Agreement will terminate immediately and automatically upon its assignment (as defined in the 1940 Act).

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     The following persons are officers and/or directors of Dreyfus: Jonathan Little, Chair of the Board; Jonathan Baum, Chief Executive Officer and a director; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; J. David Officer, Chief Operating Officer, Vice Chair and a director; Dwight Jacobsen, Executive Vice President and a director; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Gary E. Abbs, Vice President-Tax; Jill Gill, Vice President-Human Resources; Joanne S. Huber, Vice President-Tax; Anthony Mayo, Vice President-Information Systems; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Ronald P. O’Hanley III and Scott E. Wennerholm, directors.

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     Dreyfus maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. Dreyfus may pay the Distributor for shareholder services from Dreyfus’ own assets, including past profits, but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers (“Selected Dealers”) and other industry professionals (collectively, “Agents”), in respect of these services. Dreyfus also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

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     The Trust, Dreyfus and the Distributor each have adopted a Code of Ethics, that permits its personnel, subject to such Code of Ethics, to invest in securities that may be purchased or held by the Fund. The Code of Ethics subjects the personal securities transactions of employees to various restrictions to ensure that such trading does not disadvantage any fund advised by Dreyfus. In that regard, portfolio managers and other investment personnel of Dreyfus must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with Dreyfus’ Code of Ethics and are also subject to the oversight of BNY Mellon’s Investment Ethics Committee (the “Committee”). Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of Dreyfus’ Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

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     Expenses. Under the Management Agreement, the Fund has agreed to pay Dreyfus a monthly fee at the annual rate of 0.70% of the value of the Fund’s average daily net assets.

Dreyfus pays all of the Fund’s expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested Trustees (including counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the non-interested Trustees (including counsel fees), Dreyfus is contractually required to reduce its investment management fee by an amount equal to the Fund’s allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by the Fund, which would have the effect of lowering the expense ratio of the Fund and increasing return to investors. Expenses attributable to the Fund are charged against the Fund’s assets; other expenses of the Trust are allocated among its funds on the basis determined by the Trustees, including, but not limited to, proportionately in relation to the net assets of each fund.

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     For the fiscal year ended December 31, 2006, the Fund paid Dreyfus a management fee of $2,682,603. For the fiscal years ended December 31, 2007 and 2008, the management fee payable by the Fund to Dreyfus amounted to $2,235,292 and $__________, which were reduced by $20,489 and $__________, respectively, which amounts represented the Fund’s allocable share of the fees and expenses of the non-interested Board members (including annual fees), resulting in net management fees of $2,214,803 and $__________.

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     Portfolio Managers. The Fund’s investment adviser is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Trust’s Board to execute purchases and sales of securities. Karen Bater, Chris Barris and James Gaul are the portfolio managers for the Fund. Messrs. Barris and Gaul and Ms. Bater (primary portfolio manager) are employees of Dreyfus and Standish Mellon Asset Management Company LLC (“Standish Mellon”), an affiliate of Dreyfus.

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     Portfolio Manager Compensation. Each Standish Mellon portfolio manager’s cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). The portfolio managers are compensated by Standish Mellon and not by Dreyfus or the Fund. Funding for the Standish Mellon Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Standish Mellon’s performance. The portfolio managers are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March, for the prior calendar year. Individual awards for portfolio managers are discretionary, based on product performance relative to both benchmarks and peer comparisons and goals established at the beginning of each calendar year. Goals are to a substantial degree based on investment performance, including performance for one and three year periods. Also considered in determining individual awards are team participation and general contributions to Standish Mellon.

     All portfolio managers are also eligible to participate in the Standish Mellon Long Term Incentive Plan. This Plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of Standish Mellon (capped at 20% per year). Management has discretion with respect to actual participation.

     Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to BNY Mellon’s Elective Deferred Compensation Plan.

     Additional Information About Portfolio Managers. The following table lists the number and types of other accounts advised by the primary portfolio managers and assets under management in those accounts as of the end of the Fund’s fiscal year:

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Registered
Investment
Portfolio	Company	Assets	Pooled	Assets	Other	Assets
Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed

Karen Bater		$_______				$_______

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None of the funds or accounts are subject to a performance-based advisory fee.

     The dollar range of Fund shares beneficially owned by the primary portfolio manager are as follows as of the end of the Fund’s fiscal year:

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Dollar Range of Fund
Portfolio Manager	Fund Name	Shares Beneficially Owned

Karen Bater	Dreyfus Limited Term High Yield Fund	[None]
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     Portfolio managers at Dreyfus may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs (“Other Accounts”).

     Potential conflicts of interest may arise because of Dreyfus’ management of the Fund and Other Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus’ overall allocation of securities in that offering, or to increase Dreyfus’ ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus may have an incentive to allocate securities that are expected to increase in value to preferred accounts. IPOs, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Fund, that they are managing on behalf of Dreyfus. Dreyfus periodically reviews each portfolio manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund. In addition, Dreyfus could be viewed as having a conflict of interest to the extent that Dreyfus or its affiliates and/or portfolios managers have a materially larger investment in Other Accounts than their investment in the Fund.

     Other Accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the portfolio manager may purchase different securities for the Fund and the Other Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Other Accounts. The portfolio manager may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

     Conflicts of interest similar to those described above arise when portfolio managers are employed by a sub-investment adviser or are dual employees of Dreyfus and an affiliated entity and such portfolio managers also manage Other Accounts.

     Dreyfus’ goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. Dreyfus has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Dreyfus monitors a variety of areas, including compliance with Fund guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics. Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of the portfolio managers for Dreyfus-managed funds.

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     Distributor. The Distributor, a wholly-owned subsidiary of Dreyfus located at 200 Park Avenue, New York, New York 10166, serves as the Fund’s distributor on a best efforts basis pursuant to an agreement with the Trust which is renewable annually. The Distributor also serves as distributor for the other funds in the Dreyfus Family of Funds and BNY Mellon Funds Trust. Before June 30, 2007, the Distributor was known as “Dreyfus Service Corporation.”

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     The Distributor compensates Agents for selling Class A shares subject to a contingent deferred sales charge (“CDSC”) and Class C shares at the time of purchase from its own assets. The Distributor also compensated Agents for selling Class B shares at the time of purchase from its own assets when the Fund offered Class B shares; the Fund no longer offers Class B shares except in connection with dividend reinvestment and permitted exchanges. The proceeds of the CDSC and fees pursuant to the Fund’s Distribution and Service Plans (as described below), in part, are used to defray the expenses incurred by the Distributor in connection with the sale of the applicable Class of Fund shares. The Distributor also may act as an Agent and retain sales loads and CDSCs and Distribution Plan and Service Plan fees. For purchases of Class A shares subject to a CDSC, the Distributor generally will pay Agents on new investments made through such Agents a commission of up to 1% of the amount invested. The Distributor generally will pay Agents 1% on new investments of Class C shares made through such Agents, and generally paid Agents 4% on new investments of Class B shares made through such Agents, of the NAV of such shares purchased by their clients. With respect to Class B shares of the Fund issued to shareholders in exchange for shares originally issued by a series of The Bear Stearns Funds (the “Acquired Fund”), the proceeds of any CDSC and fees pursuant to the Distribution Plan are payable to the Acquired Fund’s former distributor to defray the expenses it incurred in connection with the sale of such shares when originally issued by the Acquired Fund.

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     The amounts retained by the Distributor from sales loads and CDSCs with respect to Class A, Class B and Class C shares for the fiscal years ended December 31, 2006, 2007 and 2008 were as follows:

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
	CLASS A

Fiscal Year	Fiscal Year	Fiscal Year
Ended 2006	Ended 2007	Ended 2008

$6,162	$3,778	$
	CLASS B

Fiscal Year	Fiscal Year	Fiscal Year
Ended 2006	Ended 2007	Ended 2008

$251,123	$199,829	$
	CLASS C

Fiscal Year	Fiscal Year	Fiscal Year
Ended 2006	Ended 2007	Ended 2008

$4,839	$5,237	$
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     Dreyfus or the Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Fund or provide other services. Such payments are separate from any sales charges and/or 12b-1 fees paid by the Fund to those intermediaries. Because those payments are not made by you or a Fund, a Fund’s total expense ratio will not be affected by any such payments. These additional payments or compensation may be made to Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Agent. Cash compensation also may be paid from Dreyfus’ or the Distributor’s own resources to Agents for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or the Distributor also may provide cash or non-cash compensation to Agents in the form of: occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for an Agent to recommend or sell shares of the Fund to you. Please contact your Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

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     The Distributor may pay Agents that have entered into agreements with the Distributor a fee based on the amount invested through such Agents in Fund shares by employees participating in qualified or non-qualified employee benefit plans including pension, profit sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions or state and local governments (“Retirement Plans”), or other programs. The term “Retirement Plans” does not include IRAs, IRA “Rollover Accounts” or IRAs set up under Simplified Employee Pension Plans (“SEP-


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IRAs”). Generally, the Distributor may pay such Agents a fee of up to 1% of the amount invested through the Agents. The Distributor, however, may pay Agents a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it. Sponsors of such Retirement Plans or the participants therein should consult their Agent for more information regarding any such fee payable to the Agent.

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     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the “Transfer Agent”), a wholly-owned subsidiary of Dreyfus, located at 200 Park Avenue, New York, New York 10166, is the Trust’s transfer and dividend disbursing agent for the Fund. Under a transfer agency agreement with the Trust, Dreyfus Transfer, Inc. arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund, and the payment of dividends and distributions payable by the Fund. For these services, Dreyfus Transfer, Inc. receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. This fee is paid to the Transfer Agent by Dreyfus pursuant to the Fund’s unitary fee structure.

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     The Bank of New York Mellon (the “Custodian”), an affiliate of Dreyfus, located at One Wall Street, New York, New York 10286 acts as the custodian of the Fund’s investments. Under a custody agreement with the Trust, the Custodian holds the Fund’s portfolio securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund’s assets held in custody and receives certain securities transaction charges. This fee is paid to the Custodian by Dreyfus pursuant to the Fund’s unitary fee structure.

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HOW TO BUY SHARES

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     The following information supplements and should be read in conjunction with the sections in the Fund’s Prospectus entitled “Shareholder Guide” and “Services for Fund Investors.”

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     General. The Fund offers Class A, Class C and Class I shares.

     Class A shares and Class C shares may be purchased only by clients of Agents, including the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Agent. You will be charged a fee if a investment check is returned unpayable. Shares certificates are issued only upon your written request. No certificates are issued for fractional shares.

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     The Trust reserves the right to reject any purchase order. The Fund will not establish an account for a “foreign financial institution,” as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of currency dealer or exchanger or money transmitter. The Fund will not accept cash, travelers’ checks, or money orders as payment for shares.

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     As of June 1, 2006 (the “Effective Date”), Class B shares of the Fund are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other funds advised by Dreyfus or shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. held in an Exchange Account (as defined under “Shareholder Services—Fund Exchanges”) as a result of a previous exchange of Class B shares. No new or subsequent investments, including through automatic investment plans, are allowed in Class B shares of the Fund, except through dividend reinvestment or permitted exchanges. If you hold Class B shares and make a subsequent investment in the Fund shares, unless you specify the Class of shares you wish to purchase, such subsequent investment will be made in Class A shares and will be subject to any applicable sales load. For Class B shares outstanding on the Effective Date and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated CDSC schedules, conversion to Class A features and Distribution Plan and Service Plan fees, will continue in effect.

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     Class I shares are offered only to (i) bank trust departments, trust companies and insurance companies that have entered into agreements with the Distributor to offer Class I shares to their clients, (ii) institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for Retirement Plans and SEP-IRAs (Class I shares may be purchased for a Retirement Plan or SEP-IRA only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan or SEP-IRA that has entered into an agreement with the Distributor to offer Class I shares to such Retirement Plan or SEP-IRA), (iii) law firms or attorneys acting as trustees or executors/administrators, (iv) foundations and endowments that make an initial investment in the Fund of at least $1 million, (v) sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code of 1986, as amended (the “Code”), that maintain an omnibus account with the Fund and do not require shareholder tax reporting or 529 account support responsibilities from the Distributor, and (vi) advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available. In addition, holders of Class I shares of the Fund who have held their shares since June 5, 2003 may continue to purchase Class I shares of the Fund for their existing accounts whether or not they would otherwise be eligible to do so. Institutions effecting transactions in Class I shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

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     When purchasing Fund shares, you must specify which Class is being purchased. Your Agent can help you choose the share Class that is appropriate for your investment. The decision as to which Class of shares is most beneficial to you depends on a number of factors, including the amount and the intended length of your investment in the Fund. Please refer to the Fund’s Prospectus for a further discussion of those factors.

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     Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Agents may impose certain conditions on their clients which are different from those described in the Fund’s Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. Your should consult your Agent in this regard. As discussed under “Management Arrangements – Distributor,” Agents may receive revenue sharing payments from Dreyfus or the Distributor. The receipt of such payments could create an incentive for an Agent to recommend or sell shares of the Fund instead of other mutual funds where such payments are not received. Please contact your Agent for details about any payments

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it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

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     For Class A, C and I shares of the Fund, the minimum initial investment is $1,000. Subsequent investments must be at least $100. The minimum initial investment for Dreyfus-sponsored self-employed individual retirement plans (“Keogh Plans”), IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant is $750 and $500 for Dreyfus-sponsored Coverdell Education Savings Accounts, with no minimum on subsequent purchases except that the no minimum on Coverdell Education Savings Accounts does not apply until after the first year. The initial investment must be accompanied by the Fund’s Account Application. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain Retirement Plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. Fund shares are offered without regard to the minimum initial or subsequent investment amount requirements to shareholders purchasing Fund shares through wrap fee accounts or other fee based programs. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time. The minimum initial investment through an exchange for Class B shares of the Fund is $1,000. Subsequent exchanges for Class B shares of the Fund must be at least $500.

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     The Code imposes various limitations on the amount that may be contributed annually to certain Retirement Plans or government-sponsored programs. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in the Fund by a Retirement Plan or government-sponsored programs. Participants and plan sponsors should consult their tax advisers for details.

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     Fund shares are sold on a continuous basis. NAV per share of each class is determined as of the close of trading on the floor of the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern time), on each day the NYSE is open for regular business. For purposes of determining NAV, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the NYSE. NAV per share of each Class is computed by dividing the value of the Fund’s net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. For information regarding the methods employed in valuing the Fund’s investments, see “Determination of Net Asset Value.”

     If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the NYSE (usually 4:00 p.m., Eastern time) on a regular business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on the next business day, except where shares are purchased through a dealer as provided below.

     Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee by the close of its business day (usually 5:15 p.m., Eastern time) will be based on the public offering price per share determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealers’

responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

     Federal regulations require that you provide a certified taxpayer identification number (“TIN”) upon opening or reopening an account. See the Fund’s Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service (the “IRS”).

     Class A Shares. The public offering price for Class A shares is the NAV of that Class, plus a sales load as shown below:

Total Sales Load – Class A*

	As a % of		Dealers’ Reallowance
	offering price	As a % of NAV	as a % of offering
Amount of Transaction	per share	per share	price

Less than $50,000	4.50	4.70	4.25
$50,000 to less than $100,000	4.00	4.20	3.75
$100,000 to less than $250,000	3.00	3.10	2.75
$250,000 to less than $500,000	2.50	2.60	2.25
$500,000 to less than $1,000,000	2.00	2.00	1.75
$1,000,000 or more	-0-	-0-	-0-

* Due to rounding, the actual sales load you pay may be more or less than that calculated using these percentages.

     Sales Loads -- Class A. The scale of sales loads applies to purchases of Class A shares made by any “purchaser,” which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

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     Set forth below is an example of the method of computing the offering price of the Fund’s Class A shares. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000 subject to the schedule of sales charges set forth above and in the Fund’s Prospectus at a price based upon the NAV of a Class A share at the close of business on December 31, 2008.

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NAV per Share	$____
Per Share Sales Charge - 4.50% of offering price
(4.70% of NAV per share)	$____

Per Share Offering Price to the Public	$____
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     There is no initial sales charge on purchases of $1,000,000 or more of Class A shares. However, if you purchase Class A shares without an initial sales charge as part of an investment of at least $1,000,000 and redeem all or a portion of those shares within one year of purchase, a CDSC of 1% will be assessed at the time of redemption. The Distributor may pay Agents an amount up to 1% of the NAV of Class A shares purchased by their clients that are subject to a CDSC. The terms contained below under “How to Redeem Shares - Contingent Deferred Sales Charge - Class B Shares” (other than the amount of the CDSC and time periods) and “How to Redeem Shares - Waiver of CDSC” are applicable to the Class A shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class A shares.

     Class A Shares offered at NAV. Full-time employees of Financial Industry Regulatory Authority (“FINRA”) member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with a FINRA member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program (if fund shares are offered to such plans or programs), or for their spouses or minor children at NAV without a sales load, provided that they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with FINRA member firms whose full-time employees are eligible to purchase Class A shares at NAV. In addition, Class A shares are offered at NAV to full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus or its affiliates, including members of the Board, or the spouse or minor child of any of the foregoing.

     Class A shares are offered at NAV, without a sales load, to employees participating in Retirement Plans. Class A shares also may be purchased (including by exchange) at NAV without a sales load for Dreyfus-sponsored IRA “Rollover Accounts” with the distribution proceeds from a Dreyfus-sponsored qualified Retirement Plan or a Dreyfus-sponsored 403(b)(7) plan, provided that in the case of a Retirement Plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon establishing the rollover account in the Fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the Fund at NAV in such account.

     Class A shares may be purchased at NAV, without a sales load, through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a “wrap account” or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

     Class A shares also may be purchased at NAV, without a sales load, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or intrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

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     Class A shares may be purchased at NAV, without a sales load, by qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the Fund, since on or before February 28, 2006.

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     Class A shares may be purchased at NAV, without a sales load, with the cash proceeds from an investor’s exercise of employment-related stock options, whether invested in the Fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the Fund or Dreyfus-managed money market fund, the investor and the investor’s spouse or minor children become eligible to purchase Class A shares of the Fund at NAV, whether or not using the proceeds of the employment-related stock options.

     Class A shares may be purchased at NAV, without a sales load, by members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

     The dealer reallowance may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by Dreyfus which are sold with a sales load, such as Class A shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares. See “Management Arrangements-Distributor.”

     Class B Shares. Class B shares of the Fund are offered only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Funds. The public offering price for such Class B shares is the NAV per share of that Class. No initial sales charge is imposed at the time of dividend reinvestment or exchange. A CDSC is imposed on certain redemptions of Class B shares as described in the Fund’s Prospectus and in this Statement of Additional Information under “How to Redeem Shares – Contingent Deferred Sales Charge –Class B Shares.”

     Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative NAVs for shares of each such Class. Class B shares of the Fund that have been acquired through the reinvestment of the Fund’s dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder’s Class B shares converting to Class A shares bears to the total Class B shares held by the shareholder, excluding shares acquired through the reinvestment of the Fund’s dividends and distributions.

     Class B shares of the Fund acquired by shareholders in exchange for Class B shares originally issued by the Acquired Fund before December 1, 2003 are subject to different CDSC and conversion to Class A schedules. See “How to Redeem Shares–Contingent Deferred Sales Charge–Class B Shares.”

     Class C Shares. The public offering price for Class C shares is the NAV per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See “Class B Shares” above and “How to Redeem Shares - Contingent Deferred Sales Charge – Class C shares.”

     Class I Shares. The public offering price for Class I shares is the NAV per share of that Class.

     Right of Accumulation—Class A Shares. Reduced sales loads apply to any purchase of Class A shares by you and any related “purchaser” as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold shares of the Fund, or shares of certain other funds advised by Dreyfus or Founders which are subject to a front-end sales load or CDSC or shares acquired by a previous exchange of such shares (hereinafter referred to as “Eligible Funds”), or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A shares of such Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4% of the offering price. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

     To qualify for reduced sales loads, at the time of purchase you or your Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

     Dreyfus TeleTransfer Privilege. You may purchase Class A, C or I shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution that is an Automated Clearing House (“ACH”) member may be so designated.

     Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the NYSE are open for regular business, Fund shares will be purchased at the public offering price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the NYSE are open for regular business, or made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), Fund shares will be purchased at the public offering price determined on the next bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See “How to Redeem Shares – Dreyfus TeleTransfer Privilege.” The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

     Reopening an Account. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

     In-Kind Purchases. If the following conditions are satisfied, the Fund may at its discretion, permit the purchase of shares through an “in-kind” exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

     The basis of the exchange will depend upon the relative NAVs of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about “in-kind” purchases, call 1-800-554-4611.

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     Converting Shares. Under certain circumstances, shares may be converted from one class of shares to another class of the shares of the Fund. The aggregate dollar value of the shares of the class received upon any such conversion will equal the aggregate dollar value of the converted shares on the date of the conversion. An investor whose shares are converted from one class to another class of the Fund will not realize taxable gain or loss as a result of the conversion.

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DISTRIBUTION AND SERVICE PLANS

     The following information supplements and should be read in conjunction with the section in the Fund’s Prospectus entitled “Your Investment.”

     Class A, Class B and Class C shares are subject to annual fees for distribution and shareholder services.

     The SEC has adopted Rule 12b-1 under the 1940 Act (the “Rule”) regulating the circumstances under which investment companies such as the Trust may, directly or indirectly, bear the expenses of distributing their shares. The Rule defines distribution expenses to include expenditures for “any activity which is primarily intended to result in the sale of fund shares.” The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

     Distribution Plan--Class A Shares. The Board of Trustees has adopted a Distribution Plan pursuant to the Rule with respect to the Class A shares of the Fund (“Class A Plan”), whereby Class A shares of the Fund may spend annually up to 0.25% of the average daily net assets to compensate Mellon Bank and its affiliates (including but not limited to Dreyfus and the Distributor) for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares of the Fund. The Class A Plan allows the Distributor to make payments from the Rule 12b-1 fees it collects from the Fund to compensate Agents that have entered into Selling Agreements (“Agreements”) with the Distributor. Under the Agreements, the Agents are obligated to provide distribution related services with regard to the Fund and/or shareholder services to the Agent’s clients that own Class A shares of the Fund. The Board of Trustees believes that there is a reasonable likelihood that the Class A Plan will benefit the Fund and the holders of its Class A shares.

     The Class A Plan provides that a report of the amounts expended under the Class A Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review at least quarterly. In addition, the Class A Plan provides that it may not be amended to increase materially the costs which holders of Class A shares may bear for distribution pursuant to the Class A Plan without approval of the holders of such class and that other material amendments of the Class A Plan must be approved by the vote of a majority of the Trustees and of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and who do not have any direct or indirect financial interest in the operation of the Class A Plan or in any agreements entered into in connection with the Class A Plan, cast in person at a meeting called for the purpose of considering such amendments. The Class A Plan is subject to annual approval by such vote of the Trustees cast in person at a meeting called for the purpose of voting on the Class A Plan. The Class A Plan is terminable, as to the Fund’s Class A shares, at any time by vote of a majority of the Trustees who are not interested persons and have no direct or indirect financial interest in the operation of the Class A Plan or by vote of the holders of a majority of the outstanding shares of such class of the Fund.

     Distribution and Service Plans -- Class B and Class C Shares. In addition to the above described Class A Plan for Class A shares, the Board of Trustees has adopted a Service Plan (the “Service Plan”) under the Rule for Class B and Class C shares, pursuant to which the Fund pays the Distributor, and/or any of its affiliates, a fee at the annual rate of 0.25% of the value of the average daily net assets of Class B and Class C shares for the provision of certain services to the holders of Class B and Class C shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and providing services related to the maintenance of such shareholder accounts. With regard to such services, each Agent is required to disclose to its clients any compensation payable to it by the Fund and any other compensation payable by its clients in connection with the investment of their assets in Class B and Class C shares. The Distributor may pay one or more Agents in respect of services for these Classes of shares. The Distributor determines the amounts, if any, to be paid to Agents under the Service Plan and the basis on which such payments are made. The Board of Trustees has also adopted a Distribution Plan pursuant to the Rule with respect to Class B and Class C shares (the “Distribution Plan”) pursuant to which the Fund pays the Distributor for distributing the Fund’s Class B and Class C shares at an aggregate annual rate of 0.50% and 0.75% of the value of the average daily net assets of Class B and Class C shares, respectively. The Board of Trustees believes that there is a reasonable likelihood that the Distribution and Service Plans (each a “Plan” and collectively, the “Plans”) will benefit the Fund and the holders of Class B and Class C shares.

     A quarterly report of the amounts expended under each Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. In addition, each Plan provides that it may not be amended to increase materially the cost which holders of Class B or Class C shares may bear pursuant to the Plan without the approval of the holders of such Classes and that other material amendments of the Plan must be approved by a vote of a majority of the Board of Trustees and by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Trustees cast in person at a meeting called for the purpose of voting on the Plan. Each Plan may be terminated at any time by vote of a majority of the Trustees who are not interested persons and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan or by vote of the holders of a majority of Class B and Class C shares.

     An Agent entitled to receive compensation for selling and servicing the Fund’s shares may receive different compensation with respect to one Class of shares over another. Potential investors should read this Statement of Additional Information in light of the terms governing Agreements with their Agents. The fees payable under each Plan are payable without regard to actual expenses incurred. The Fund and the Distributor may suspend or reduce payments under any of the Plans at any time, and payments are subject to the continuation of the Fund’s Plans and the Agreements described above. From time to time, the Agents, the Distributor and the Fund may voluntarily agree to reduce the maximum fees payable under the Plans.

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     For the fiscal year ended December 31, 2008, the Fund paid the Distributor, with respect to Class A shares, $__________in distribution fees pursuant to the Class A Plan.

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     For the fiscal year ended December 31, 2008, the Fund paid the Distributor, with respect to Class B and Class C shares, $_________and $_________, respectively, in distribution fees pursuant to the Distribution Plan.

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     For the fiscal year ended December 31, 2008, the Fund paid the Distributor, with respect to Class B and Class C shares, $_________and $__________, respectively, in service fees pursuant to the Service Plan.

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HOW TO REDEEM SHARES

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     The following information supplements and should be read in conjunction with the sections in the Fund’s Prospectus entitled “Shareholder Guide” and “Services for Fund Investors.”

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     General. If you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Agent.

     The Fund imposes no charges (other than any applicable CDSC) when shares are redeemed. Agents may charge their clients a fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund’s then-current NAV per share.

     The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege, or through Dreyfus-Automatic Asset Builder® and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, the Fund will not honor Redemption Checks (“Checks”) under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

     Procedures. You may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, or through the Telephone Redemption Privilege, or, through the Checkwriting Privilege with respect to Class A shares only, which is granted automatically (if you invest in Class A shares) unless you specifically refuse it by checking the applicable “No” box on the Account Application. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-554-4611. You also may redeem shares through the Wire Redemption Privilege, or the Dreyfus TeleTransfer Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you are a client of a Selected Dealer, you may also redeem Fund shares through the Selected Dealer. Other redemption procedures may be in effect for clients of other Agents and institutions. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs, or other retirement plans, and shares for which certificates have been issued, are not eligible for the Wire Redemption, Telephone Redemption, Checkwriting Privilege, or Dreyfus TeleTransfer Privilege.

     The Telephone Redemption Privilege, the Wire Redemption Privilege, Dreyfus TeleTransfer Privilege or Telephone Exchange Privilege authorizes the Transfer Agent to act on telephone instructions (including the Dreyfus Express® voice response telephone system) or online instructions from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone or online instructions reasonably believed to be genuine.

     During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if Dreyfus TeleTransfer redemption or other telephone redemption options had been used. During the delay, the Fund’s NAV may fluctuate.

     Checkwriting Privilege - Class A. Investors may write Checks drawn on their Fund accounts. The Fund provides Checks to investors in Class A shares automatically upon opening an account, unless such investors specifically refuse the Checkwriting Privilege by checking the applicable “No” box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on the investor’s Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as the investor’s agent, will cause the Fund to redeem a sufficient number of full and fractional Class A shares in the investor’s account to cover the amount of the Check. Potential fluctuations in the NAV of Class A should be considered in determining the amount of a Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to the investor. Investors generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

     If the amount of the Check is greater than the value of the shares in an investor’s account, the Check will be returned marked insufficient funds. Checks should not be used to close an account. Checks are free but the Transfer Agent will impose a fee for stopping payment of a Check upon request or if the Transfer Agent cannot honor a Check because of insufficient funds or other valid reason. Investors should date Checks with the current date when writing them. Please do not postdate Checks. If Checks are postdated, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

     This privilege will be terminated immediately, without notice, with respect to any account which is, or becomes, subject to backup withholding on redemptions. Any Check written on an account which has become subject to backup withholding on redemptions will not be honored by the Transfer Agent.

     Redemption Through a Selected Dealer. Customers of Selected Dealers may make redemption requests to their Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the NYSE (usually 4:00 p.m., Eastern time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the NYSE, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

     In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of Fund shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee prior to the close of its business day (usually 5:15 p.m., Eastern time) are effected at the price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the Fund shares will be redeemed at the next determined NAV per share. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

     Telephone Redemption Privilege. You may request by telephone that redemption proceeds (maximum $250,000 per day) be paid by check and mailed to your address.

     Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by you. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

     To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under “Share Certificates; Signatures.”

     Dreyfus TeleTransfer Privilege. You may request by telephone or online that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two days after receipt of the redemption request. Investors should be aware that if they have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer Privilege. See “How to Buy Shares—Dreyfus TeleTransfer Privilege.”

     Reinvestment Privilege. Upon written request, you may reinvest up to the number of Class A shares you have redeemed, within 45 days of redemption, at the then-prevailing NAV without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the Class A shares reinvested. The Reinvestment Privilege may be exercised only once.

     Share Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. A fee may be imposed to replace lost or stolen certificates, or certificates that were never received. Written redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and “Signature-Guaranteed” must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

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     Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund’s net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemptions from the Fund in excess of such amount, the Trustees reserve the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund’s portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

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     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund’s shareholders.

     Contingent Deferred Sales Charge - Class B Shares. A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current NAV of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the NAV of the Class B shares of the Fund redeemed does not exceed (i) the current NAV of Class B shares of the Fund acquired through reinvestment of Fund dividends or capital gain distributions, plus (ii) increases in the NAV of Class B shares above the dollar amount of all your payments for the purchase of Class B shares of the Fund held by you at the time of redemption.

     If the aggregate value of the Class B shares redeemed has declined below their original cost as a result of the Fund’s performance, a CDSC may be applied to the then-current NAV rather than the purchase price.

     In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

     The following table sets forth the rates of the CDSC and the conversion to Class A schedule for Class B shares, except for certain Class B shares issued in exchange for shares originally issued by the Acquired Fund described below:

CDSC as a % of Amount
Purchase Payment	Invested or Redemption
Was Made	Proceeds (whichever is less)

First	4.00
Second	4.00
Third	3.00
Fourth	3.00
Fifth	2.00
Sixth	1.00*

*	These Class B shares will automatically convert into Class A shares approximately six years after the date of purchase.

     The following table sets forth the rates of the CDSC payable to the Acquired Fund’s former distributor and the conversion to Class A schedule for Class B shares of the Fund issued in exchange for Class B shares originally issued by the Acquired Fund before December 1, 2003:

Year Since	CDSC as a % of Amount
Purchase Payment	Invested or Redemption
Was Made	Proceeds (whichever is less)

First	5.00
Second	4.00
Third	3.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	0.00
Eighth	0.00**

**	These Class B shares will automatically convert into Class A shares at the end of the calendar quarter that is eight years after the initial purchase of the Class B shares of the Acquired Fund (applies to such Class B shares originally issued by the Acquired Fund before December 1, 2003).

     In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing Class B shares of the Fund acquired pursuant to the reinvestment of Fund dividends and distributions; then of amounts representing the increase in NAV of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years (or eight years for certain shares issued in exchange for shares originally issued by the Acquired Fund); and finally, of amounts representing the cost of shares held for the longest period.

     For example, assume an investor purchased 100 shares of the Fund at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional Fund shares through the reinvestment of Fund dividends. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the NAV has appreciated to $12 per share, the value of the investor’s shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

     For purposes of determining the applicable CDSC payable with respect to redemption of Class B shares of the Fund where such shares were acquired through exchange of Class B shares of another fund advised by Dreyfus, the year since purchase payment was made is based on the date of purchase of the original Class B shares of the fund exchanged.

     Contingent Deferred Sales Charge - Class C Shares. A CDSC of 1% is paid to the Distributor on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See “Contingent Deferred Sales Charge - Class B Shares” above.

     Waiver of CDSC. The CDSC applicable to Class B and Class C shares (and to certain Class A shares) may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Retirement Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70½ in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Prospectus or this Statement of Additional Information at the time of the purchase of such shares.

     To qualify for a waiver of the CDSC, at the time of redemption you or your Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

SHAREHOLDER SERVICES

     The following information supplements and should be read in conjunction with the sections in the Fund’s Prospectus entitled “Shareholder Guide” and “Services for Fund Investors.”

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     Fund Exchanges. You may purchase, in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Family of Funds or shares of certain other funds in the Dreyfus Family of Funds, to the extent such shares are offered for sale in your state residence. Shares of the same Class of such other funds purchased by exchange will be purchased on the basis of relative NAV per share as follows:

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A.	Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

B.	Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

D.	Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as “Purchased Shares”) may be exchanged for shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

E.	Shares of funds subject to a CDSC that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

     To accomplish an exchange under item D above, an investor or the investor’s Agent must notify the Transfer Agent of the investor’s prior ownership of shares with a sales load and the investor’s account number. Any such exchange is subject to confirmation of an investor’s holdings through a check of appropriate records.

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     As of the Effective Date, you also may exchange your Class B shares for Class B shares of General Money Market Fund, Inc. (the “General Fund”), a money market Fund advised by Dreyfus. The shares so purchased will be held in a special account created solely for this purpose (“Exchange Account”). Exchanges of shares from an Exchange Account only can be made into Class B shares of funds in the Dreyfus Family of Funds. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated taking into account the time such shares were held in the General Fund’s Exchange Account. In addition, the time Class B shares are held in the General Fund’s Exchange Account will be taken into account for purposes of calculating when such shares covert to Class A shares. If your Class B shares are held in the General Fund’s Exchange Account at the time such shares are scheduled to convert to Class A shares, you will receive Class A shares of the General Fund. Prior to the Effective Date, shareholders were permitted to exchange their Class B shares for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. (“Worldwide Dollar Fund”), and such shares were held in an Exchange Account. Shareholders who held shares of Worldwide Dollar Fund in an Exchange Account on the Effective Date may continue to hold those shares and upon redemption from the Exchange

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Account or other applicable fund account, the applicable CDSC and conversion to Class A schedule will be calculated, except for Fund shares issued in exchange for shares originally issued by the Acquired Fund, without regard to the time such shares were held in a Worldwide Dollar Fund’s Exchange Account; for Fund shares issued in exchange for shares originally issued by the Acquired Fund, the applicable CDSC and conversion to Class A schedule will be calculated taking into account the time such shares were held in the Worldwide Dollar Fund’s Exchange Account. Exchanges of shares from an Exchange Account in Worldwide Dollar Fund only can be made into Class B shares of funds in the Dreyfus Family of Funds and the General Fund. See “How to Redeem Shares.” Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Dreyfus Auto-Exchange Privilege and the Automatic Withdrawal Plan, as described below.

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     To request an exchange, an investor or an investor’s Agent acting on the investor’s behalf, must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically unless the investor checks the applicable “No” box on the Account Application, indicating that the investor specifically refuses this privilege. This privilege may be established for an existing account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-554-4611, or by oral request from any of the authorized signatories on the account, also by calling 1-800-554-4611. By using this privilege, the investor authorizes the Transfer Agent to act on telephonic or online instructions (including over the Dreyfus Express® voice response telephone system) from any person representing himself or herself to be the investor, or a representative of the investor’s Agent, and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days’ written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC.

     Exchanges of Class I shares held by a Retirement Plan may be made only between the investor’s Retirement Plan account in one fund and such investor’s Retirement Plan account in another fund.

     To establish a personal Retirement Plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

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     Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Family of Funds or shares of certain other funds in the Dreyfus Family of Funds, of which the investor is a shareholder (including, for Class B shares, Class B shares of the General Fund held in an Exchange Account). The amount the investor designates, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule the investor has selected. This Privilege is available only for existing accounts. With respect to Class I shares held by a Retirement Plan, exchanges may be made only between the investor’s Retirement Plan account in one fund and such investor’s Retirement Plan account in another fund. Shares will be

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exchanged on the basis of relative NAV per share as described above under “Fund Exchanges.” Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor’s account falls below the amount designated to be exchanged under this Privilege. In this case, an investor’s account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRAs and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

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     The right to exercise this Privilege may be modified or canceled by the Fund or the Transfer Agent. An investor may modify or cancel the exercise of this Privilege at any time by mailing written notification to Dreyfus High Yield Fund, P.O. Box 55552, Boston, MA 02205-8568. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds in the Dreyfus Family of Funds eligible to participate in this Privilege, or to obtain an Auto-Exchange Authorization Form, please call toll free 1-800-554-4611.

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     Fund exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations. The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a tax-exempt Retirement Plan) may realize a taxable gain or loss.

     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611, or visiting www.dreyfus.com. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchange service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

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     Dreyfus-Automatic Asset Builder®. Dreyfus-Automatic Asset Builder permits you to purchase Class A, C or I shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. To establish a Dreyfus-Automatic Asset Builder account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-800-554-4611. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to Dreyfus High Yield Fund, P.O. Box 55268, Boston, MA 02205-8568 and the notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

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     Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and other distributions, the investor’s shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-554-4611. Automatic Withdrawal may be terminated at any time by the investor, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

     Particular Retirement Plans, including Dreyfus-sponsored Retirement Plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different from the Automatic Withdrawal Plan. The Automatic Withdrawal Plan may be ended at any time by the shareholder, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

     No CDSC with respect to Class B shares (including Class B shares held in an Exchange Account) or Class C shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% of the greater of (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan, or (2) the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B or Class C shares under the Automatic Withdrawal Plan that exceed such amounts will be subject to a CDSC.

     Withdrawals of Class A shares subject to a CDSC under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A shares generally are undesirable.

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     Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from Class A, C or I shares of the Fund in shares of the same Class of another fund in the Dreyfus Family of Funds or shares of certain other funds in the Dreyfus Family of Funds, of which you are a shareholder. Shares of the same Class of other funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share as follows:

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A.	Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds that are offered without a sales load.

B.	Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by a fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

D.	Dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

     Dividend ACH permits you to transfer electronically dividends or dividends and other distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

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     For more information concerning these Privileges, or to request a Dividend Options Form, please call toll free 1-800-554-4611. You may cancel these Privileges by mailing written notification to Dreyfus High Yield Fund, P.O. Box 55552, Boston, MA 02205-8568. To select a new fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of these privileges is effective three business days following receipt. These Privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dreyfus Dividend Sweep. The Fund may modify or terminate these Privileges at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for Dreyfus Dividend Sweep.

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     Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Class A, C or I shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security or certain veterans’, military or other payments from the Federal government automatically deposited into your Fund account. You should consider whether Direct Deposit of your entire payment into a fund with fluctuating NAV, such as the Fund, may be appropriate for you. To enroll in Dreyfus Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. The appropriate form may be obtained from your Agent or by calling 1-800-554-4611. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, the Fund may terminate your participation upon 30 days’ notice to you.

     Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Class A, C or I shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer’s direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer’s payroll department. Your employer must complete the reverse side of the form and return it to The Dreyfus Family of Funds, P.O. Box 55268, Boston, MA 02205-8502. You may obtain the necessary authorization form by calling 1-800-554-4611. You may change the amount of purchase or cancel the authorization only by written notification to your employer. It is the sole responsibility of your employer, not the Distributor, your Agent, Dreyfus, the Fund, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for this Privilege.

     Letter of Intent—Class A Shares. By signing a Letter of Intent form, you become eligible for the reduced sales load on purchases of Class A shares based on the total number of shares of Eligible Funds (as defined under “Right of Accumulation” above) purchased by you and any related “purchaser” (as defined above) in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. Shares of any Eligible Fund purchased within 90 days prior to the submission of the Letter of Intent may be used to equal or exceed the amount specified in the Letter of Intent. A minimum initial purchase of $5,000 is required. You can obtain a Letter of Intent form by calling 1-800-554-4611.

     Each purchase you make during the 13-month period (which begins on the date you submit the Letter of Intent) will be at the public offering price applicable to a single transaction of the aggregate dollar amount you select in the Letter of Intent. The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent, which may be used for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. When you fulfill the terms of the Letter of Intent by purchasing the specified amount the escrowed amount will be released and additional shares representing such amount credited to your account. If your purchases meet the total minimum investment amount specified in the Letter of Intent within the 13-month period, an adjustment will be made at the conclusion of the 13-month period to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to submission of the Letter of Intent. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, the offering price of the shares you purchased (including shares representing the escrowed amount) during the 13-month period will be adjusted to reflect the sales load applicable to the aggregate purchases you actually made (which will reduce the number of shares in your account), unless you have redeemed the shares in your account, in which case the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A shares of the Fund held in escrow to realize the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made and any remaining shares will be credited to your account. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current NAV plus the applicable sales load in effect at the time such Letter of Intent was submitted.

     Retirement Plans and IRAs. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plans. In addition the Fund makes available, Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs), Education Savings Accounts, 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available.

     Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan, an IRA, including a SEP-IRA, or an Education Savings Account may request from the Distributor forms for adoption of such plans.

     The entity acting as custodian for Keogh Plans, 403(b)(7) Plans, IRAs or Education Savings Accounts may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

     Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

     Each investor should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

DETERMINATION OF NET ASSET VALUE

     The following information supplements and should be read in conjunction with the section in the Fund’s Prospectus entitled “Shareholder Guide.”

     Valuation of Portfolio Securities. The Fund’s investments are valued each business day using available market quotations or at fair value. Substantially all of the Fund’s fixed-income investments (excluding short term investments) are valued by one or more independent pricing services (the “Service”) approved by the Trust’s Board. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other investments is carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short term investments are not valued by the Service and are valued at the mean price or yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from market makers. Other investments that are not valued by the Service are valued at the last sales price for securities traded primarily on an exchange or the national securities market or otherwise at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or, if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by Dreyfus. Forward currency contracts will be valued at the current cost of offsetting the contract. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV generally does not take place contemporaneously with the determination of prices of foreign securities held by a Fund. Short-term investments may be carried at amortized cost, which approximates value. Expenses and fees, including the management fee paid by the Fund and the fees paid pursuant to the Distribution Plan and Service Plan, as applicable (reduced by the expense limitation, if any), are accrued daily and taken into account for the purpose of determining the NAV of the Fund shares. Because of the differences in operating expenses incurred by each Class of shares of the Fund, the per share NAV of each Class of shares of the Fund will differ.

     Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, or are determined by the Trust not to reflect accurately fair value, or are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the Trust’s Board, its pricing committee or its valuation committee using such information as deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers. The valuation of a security based on fair value procedures may differ from the security’s most recent closing price, and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by the Fund may trade on days that the Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund investors have no access to the Fund. Restricted securities which are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at such market value less the same percentage discount at which the restricted securities were purchased. This discount will be revised periodically by the Board if it believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Trust’s Board.

     NYSE Closings. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year’s Day, Dr. Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

     The following information supplements and should be read in conjunction with the section in the Fund’s Prospectus entitled “Distributions and Taxes.”

     Dreyfus believes that the Fund has qualified for treatment as a “regulated investment company” under the Code for its most recent fiscal year. The Fund intends to continue to so qualify if such qualification is in the best interest of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on its net investment income and net realized gains to the extent such income and gains are distributed to its shareholders. To qualify for treatment as a regulated investment company, the Fund must distribute each taxable year at least 90% of its investment company taxable net income (consisting of net investment income, the excess of net short-term capital gain over net long term capital loss and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) to its shareholders and meet certain asset diversification and other requirements. If the Fund does not qualify for treatment as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term “regulated investment company” does not imply the supervision of management or investment practices or policies by any government agency.

     If you elect to receive dividends and other distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such distributions and all future distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Any dividend or other distribution paid shortly after your purchase may have the effect of reducing the aggregate NAV of the shares below the cost of your investment. Such a distribution would be a return of capital in an economic sense, as described herein. In addition, the Code provides that if a shareholder holds Fund shares for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

     In general, dividends (other than capital gain dividends) paid by the Fund to U.S. individual shareholders may be eligible for the 15% preferential maximum tax rate to the extent that the Fund’s income consists of dividends paid by U.S. corporations and certain foreign corporations on shares that have been held by the Fund for at least 61 days during the 121-day period commencing 60 days before the shares become ex-dividend. In order to be eligible for the preferential rate, the shareholder must have held his or her shares in the Fund for at least 61 days during the 121-day period commencing 60 days before the Fund shares become ex-dividend. Additional restrictions on an individual shareholder’s qualification for the preferential rate may apply.

     In general, dividends (but not capital gain distributions) paid by the Fund to U.S. corporate shareholders may be eligible for the dividends received deduction to the extent that the Fund’s income consists of dividends paid by U.S. corporations on shares that have been held by the Fund for at least 46 days during the 91-day period commencing 45 days before the shares become ex-dividend and with respect to which the Fund satisfies certain other requirements. In order to claim the dividends received deduction, the shareholder must have held its shares in the Fund for at least 46 days during the 91-day period commencing 45 days before the Fund shares become ex-dividend. Additional restrictions on a corporate shareholder’s ability to claim the dividends received deduction apply.

     Distributions to you of the Fund’s net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of how long you have held your Fund shares, and also are subject to a 15% maximum federal income tax rate for individual shareholders to the extent the distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, through its last taxable year beginning before January 1, 2009. In addition, any capital gain an individual shareholder recognizes on a redemption or exchange during that period of his or her Fund shares that have been held for more than one year will qualify for that maximum rate.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies and non-U.S. dollar denominated securities (including debt instruments and certain forward contracts and options) may be treated as ordinary income or loss. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Finally, all or a portion of the gain realized from engaging in “conversion transactions” (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

     Gain or loss, if any, realized by the Fund from certain foreign currency forward contracts and futures and options transactions (“Section 1256 contracts”) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining open at the end of the Fund’s taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

     Offsetting positions held by the Fund involving certain actively traded futures or forward contracts or options may be considered, for tax purposes, to constitute “straddles.” To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund on a straddle position may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the Fund may constitute “mixed straddles.” The Fund may make one or more elections with respect to the treatment of “mixed straddles,” resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

     If the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests (“appreciated financial position”) and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a “Contract”) with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

     If the Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract. Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge. The Treasury Department has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

     Investment by the Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations, could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, a Fund could be required each year to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification for treatment as a regulated investment company. In such case, the Fund may have to dispose of securities, which it might otherwise have continued to hold, in order to generate cash to satisfy the distribution requirements.

     If the Fund invests in an entity that is classified as a “passive foreign investment company” (“PFIC”) for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of Federal income taxes (and interest thereon) on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities held beyond the end of a Fund’s taxable year generally will be treated as ordinary income.

PORTFOLIO TRANSACTIONS

     General. Dreyfus assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. Funds managed by dual employees of Dreyfus and an affiliated entity, and funds that employ a sub-investment adviser, execute portfolio transactions through the trading desk of the affiliated entity or sub-investment adviser, as applicable (the “Trading Desk”). Those funds use the research facilities, and are subject to the internal policies and procedures, of applicable affiliated entity or sub-investment adviser.

     The Trading Desk generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions is made in the best judgment of the Trading Desk and in a manner deemed fair and reasonable. In choosing brokers or dealers, the Trading Desk evaluates the ability of the broker or dealer to execute the transaction at the best combination of price and quality of execution.

     In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Trading Desk attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the quality and efficiency of the broker’s or dealer’s execution; (v) the broker’s or dealer’s willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker’s or dealer’s financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     Investment decisions for one fund or account are made independently from those for other funds or accounts managed by the portfolio managers. Under the Trading Desk’s procedures, portfolio managers and their corresponding Trading Desks may seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to “round lot” amounts and other relevant factors).

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the portfolio managers will not be deterred from changing the Fund’s investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Trading Desk based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs, and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     To the extent that a fund invests in foreign securities, certain of such fund’s transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The portfolio managers may deem it appropriate for one fund or account they manage to sell a security while another fund or account they manage is purchasing the same security. Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts (“cross transactions”). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     Funds and accounts managed by Dreyfus, an affiliated entity or a sub-investment adviser may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the ability to dispose of some or all of such positions.

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     For the fiscal years ended December 31, 2006, 2007 and 2008 the Fund paid $6,136, $29,132 and $______, respectively, in brokerage commissions.

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     The Fund contemplates that, consistent with the policy of seeking best price and execution, brokerage transactions may be conducted through affiliates of Dreyfus. The Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates of Dreyfus are reasonable and fair.

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     [There were no brokerage commissions paid to Dreyfus or its affiliates for the fiscal years ended December 31, 2006, 2007, and 2008.]

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     IPO Allocations. Certain funds advised by Dreyfus (and where applicable, a sub-adviser or Dreyfus affiliate) may participate in IPOs. In deciding whether to purchase an IPO, Dreyfus (and where applicable, a sub-adviser or Dreyfus affiliate) generally considers the capitalization characteristics of the security, as well as other characteristics of the security, and identifies funds and accounts with investment objectives and strategies consistent with such a purchase. Generally, as more IPOs involve small- and mid-cap companies, the funds and accounts with a small- and mid-cap focus may participate in more IPOs than funds and accounts with a large-cap focus. Dreyfus (and where applicable, a sub-adviser or Dreyfus affiliate), when consistent with the fund’s and/or account’s investment guidelines, generally will allocate shares of an IPO on a pro rata basis. In the case of “hot” IPOs, where Dreyfus (and where applicable, a sub-adviser or Dreyfus affiliate) only receives a partial allocation of the total amount requested, those shares will be distributed fairly and equitably among participating funds or accounts managed by Dreyfus (or where applicable, a sub-adviser or Dreyfus affiliate). “Hot” IPOs raise special allocation concerns because opportunities to invest in such issues are limited as they are often oversubscribed. The distribution of the partial allocation among funds and/or accounts will be based on relevant NAVs. Shares will be allocated on a pro rata basis to all appropriate funds and accounts, subject to a minimum allocation based on trading, custody, and other associated costs. International hot IPOs may not be allocated on a pro rata basis due to transaction costs, market liquidity and other factors unique to international markets.

     Soft Dollars. The term “soft dollars” is commonly understood to refer to arrangements where an investment adviser uses client (or fund) brokerage commissions to pay for research and other services to be used by the investment adviser. Section 28(e) of the Securities Exchange Act of 1934 provides a “safe harbor” that permits investment advisers to enter into soft dollar arrangements if the investment adviser determines in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided. Eligible products and services under Section 28(e) include those that provide lawful and appropriate assistance to the investment adviser in the performance of its investment decision-making responsibilities.

     Subject to the policy of seeking best execution, Dreyfus-managed funds may execute transactions with brokerage firms that provide research services and products, as defined in Section 28(e). Any and all research products and services received in connection with brokerage commissions will be used to assist the applicable affiliated entity or sub-investment adviser in its investment decision-making responsibilities, as contemplated under Section 28(e). Under certain conditions, higher brokerage commissions may be paid in connection with certain transactions in return for research products and services.

     The products and services provided under these arrangements permit the Trading Desk to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Such services and products may include, but are not limited to the following: fundamental research reports (which may discuss, among other things, the value of securities, or the advisability of investing in, purchasing or selling securities, or the availability of securities or the purchasers or sellers of securities, or issuers, industries, economic factors and trends, portfolio strategy and performance); current market data and news; technical and portfolio analyses; economic forecasting and interest rate projections; and historical information on securities and companies. The Trading Desk also may defray the costs of certain services and communication systems that facilitate trade execution (such as online quotation systems, direct data feeds from stock exchanges and on-line trading systems with brokerage commissions generated by client transactions) or functions related thereto (such as clearance and settlement). Some of the research products or services received by the Trading Desk may have both a research function and a non-research administrative function (a “mixed use”). If the Trading Desk determines that any research product or service has a mixed use, the Trading Desk will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that the Trading Desk determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by the Trading Desk in hard dollars.

     The Trading Desk generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Trading Desk to compensate the selected brokerage firm for research provided. The Trading Desk endeavors, but is not legally obligated, to direct sufficient commissions to broker/dealers that have provided it with research and other services to ensure continued receipt of research the Trading Desk believes is useful. Actual commissions received by a brokerage firm may be more or less than the suggested allocations.

     There may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client. The affiliated entity or sub-investment adviser may receive a benefit from the research services and products that is not passed on to a fund in the form of a direct monetary benefit. Further, research services and products may be useful to the affiliated entity or sub-investment adviser in providing investment advice to any of the funds or clients it advises. Likewise, information made available to the affiliated entity or sub-investment adviser from brokerage firms effecting securities transactions for a fund may be utilized on behalf of another fund or client. Information so received is in addition to, and not in lieu of, services required to be performed by the affiliated entity or sub-investment adviser and fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the normal independent research activities of the affiliated entity or sub-investment adviser, it enables them to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

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     [There were no transactions conducted on an agency basis through a broker, for among other things, research services for the fiscal year ended December 31, 2008.]

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     Portfolio Turnover. While securities are purchased for the Fund on the basis of potential for high current income and not for short-term trading profits, the portfolio turnover rate of the Fund may exceed 100%. A portfolio turnover rate or 100% would occur, for example, if all the securities held by the Fund were replaced once in a period of one year. A higher rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage commissions and other expenses that must be born directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of short-term capital gains that, when distributed to the Fund’s shareholders, are taxable to them as ordinary income. Nevertheless, security transactions will be based only upon investment considerations and will not be limited by any other considerations when Dreyfus deems it appropriate to make changes in the Fund’s assets. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases and sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the Fund during the year. Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, Dreyfus will not be deterred from changing the Fund’s investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated.

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     Regular Broker-Dealers. The Fund may acquire securities issued by one or more of its “regular brokers or dealers,” as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a “regular broker or dealer” is one of the ten brokers or dealers that, during the Fund’s most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund’s portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund’s portfolio transactions or (iii) sold the largest dollar amount of the Fund’s securities. [For the fiscal year ended December 31, 2008, the Fund did not acquire securities of its regular brokers or dealers.]

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     Disclosure of Portfolio Holdings. It is the policy of Dreyfus to protect the confidentiality of the Fund’s portfolio holdings and prevent the selective disclosure of non-public information about such holdings. The Fund, or its duly authorized service providers, publicly discloses its portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Each non-money market fund, or its duly authorized service providers, may publicly disclose its complete schedule of portfolio holdings. In addition, fifteen days following the end of each calendar quarter, each non-money market Fund, or its duly authorized service providers, may publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter. Each money market fund, or its duly authorized service providers, may publicly disclose at www.dreyfus.com its complete schedule of holdings twice a month, on the 15th day of the month and the last business day of the month, with a 15-day lag. Portfolio holdings will remain available at www.dreyfus.com until the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the website information is current.

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     If the Fund’s portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor Dreyfus or its affiliates may receive any compensation in connection with an arrangement to make available information about the Fund’s portfolio holdings. The Fund may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research, provided that (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

     The Fund may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the Fund’s custodians, independent registered public accounting firm, investment adviser, administrator, and each of their respective affiliates and advisers.

     Disclosure of portfolio holdings may be authorized only by the Trust’s Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Trust’s Board.

SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES OF THE DREYFUS FAMILY OF FUNDS

     The Board of each fund in the Dreyfus Family of Funds has delegated to Dreyfus the authority to vote proxies of companies held in the fund’s portfolio. Dreyfus, through its participation on the BNY Mellon Proxy Policy Committee (the “PPC”), applies BNY Mellon’s Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

     Dreyfus recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser’s duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients’ interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

     Dreyfus seeks to avoid material conflicts of interest by participating in the PPC, which applies detailed, pre-determined written proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Dreyfus and its affiliates engage a third party as an independent fiduciary to vote all proxies of funds managed by BNY Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

     All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in BNY Mellon’s or the Dreyfus’ policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the PPC for discussion and vote. Additionally, the PPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Dreyfus weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, Dreyfus seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

     When evaluating proposals, the PPC recognizes that the management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the PPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The PPC believes that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the PPC generally opposes proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Accordingly, the PPC generally votes in accordance with management on issues that the PPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

     On questions of social responsibility where economic performance does not appear to be an issue, the PPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

     In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the Company has a history of repricing stock options in a manner that the PPC believes is detrimental to its shareholders.

     Information regarding how Dreyfus voted proxies for the Fund is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov on the Trust’s form N-PX filed with the SEC.

INFORMATION ABOUT THE FUND/TRUST

     The following information supplements and should be read in conjunction with the section in the Fund’s Prospectus entitled “The Fund.”

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     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have equal rights in liquidation. Fund shares are without par value, have no preemptive or subscription rights, and are freely transferable.

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     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Trustees or the appointment of an independent registered public accounting firm. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a Trustee from office or any other purpose. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.

     The Trust is a “series fund,” which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio, or, where matters affect different classes of a portfolio differently, by class.

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     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Trust, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. Rule 18f-2 exempts the selection of independent accountants and the election of Trustees from the separate voting requirements of Rule 18f-2.

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    Effective June 1, 2007, the Fund’s Class R shares were redesignated as Class I shares.

     The Fund sends annual and semi-annual financial statements to all of its shareholders.

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Agreement and Declaration of Trust provides for indemnification from Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which Dreyfus believes is remote. Upon payment of any liability incurred by the Fund, the shareholder of the Fund paying such liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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     __________________________________________, 1601 K Street, N.W., Washington, D.C. 20006-1600, has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.


     _________________________, 180 Maiden Lane, New York, New York 10038-4982, serves as counsel to the non-interested Trustees of the Trust.


     _________________________, 345 Park Avenue, New York, NY 10154, an independent registered public accounting firm, was appointed by the Trustees to serve as the Fund’s independent registered public accounting firm for the year ending December 31, 2009, providing audit and other services including (1) examination of the annual financial statements, (2) review and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed on behalf of the Fund.

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APPENDIX Rating Categories

Description of certain ratings assigned by Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), and Fitch Ratings (“Fitch”):

S&P

Long-term

AAA

An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r

The symbol ‘r’ is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk—such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.

The designation ‘N.R.’ indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

Short-term

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Commercial paper

A-1

This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2

Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3

Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B

Issues rated B are regarded as having only speculative capacity for timely payment.

C

This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D

Debt rated ‘D’ is payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

Moody’s

Long-term

Aaa

Bonds rated ‘Aaa’ are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated ‘Aa’ are judged to be of high quality by all standards. Together with the ‘Aaa’ group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in ‘Aaa’ securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the ‘Aaa’ securities.

A

Bonds rated ‘A’ possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds rated ‘Baa’ are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds rated ‘Ba’ are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds rated ‘B’ generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds rated ‘Caa’ are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds rated ‘Ca’ represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds rated ‘C’ are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from ‘Aa’ through ‘Caa’. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime rating system (short-term)

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MIG/VMIG--U.S. short-term

Municipal debt issuance ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Fitch

Long-term investment grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Long-term speculative grade

BB

Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. ‘CC’ ratings indicate that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D

Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90% -100% of outstanding amounts and accrued interest. ‘DD’ ratings indicate potential recoveries in the range of 50% - 90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

Short-term

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default. Denotes actual or imminent payment default.

‘NR’ indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ long-term rating category, to categories below ‘CCC’, or to short-term ratings other than ‘F1.’

THE DREYFUS/LAUREL FUNDS TRUST (formerly, The Laurel Funds Trust)

PART C OTHER INFORMATION

Item 23.	Exhibits
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A(1)	Second Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A.

A(2)	Amendment No. 1 to Registrant's Second Amended and Restated Agreement and Declaration of
Trust, filed on February 7, 1994, is incorporated by reference to Exhibit (a) of Post-Effective
Amendment No. 90 to the Registration Statement on Form N-1A.

A(3)	Amendment No. 2 to Registrant's Second Amended and Restated Agreement and Declaration of
Trust, filed on March 31, 1994, is incorporated by reference to Exhibit (a) of Post-Effective
Amendment No. 90 to the Registration Statement on Form N-1A.

A(4)	Amendment No. 3 to Registrant's Second Amended and Restated Agreement and Declaration of
Trust, filed on October 17, 1994, is incorporated by reference to Exhibit 1(d) of Post-Effective
Amendment No. 92 to the Registration Statement on Form N-1A, filed on December 13, 1994.

A(5)	Amendment No. 4 to Registrant's Second Amended and Restated Agreement and Declaration of
Trust, filed on December 19, 1994, is incorporated by reference to Exhibit 1(e) of Post-Effective
Amendment No. 93 to the Registration Statement on Form N-1A filed on December 19, 1994.

A(6)	Amendment No. 9 to Registrant’s Second Amended and Restated Agreement and Declaration of
Trust is incorporated by reference to Exhibit A(5) of Post-Effective Amendment No. 117 to the
Registration Statement on Form N-1A, filed on April 25, 2003.

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A(7)	Amendment No. 10 to Registrant’s Second Amended and Restated Agreement and Declaration of
Trust is incorporated by reference to Exhibit A(7) of Post-Effective Amendment No. 145 to the
Registration Statement on Form N-1A, filed on February 26, 2009.
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B	Amended and restated By-laws, dated February 1, 2006, are incorporated by reference to Post-
Effective Amendment No. 127 to the Registration Statement on Form N-1A, filed on April 28,
2006.

D(1)	Investment Management Agreement between the Registrant and Mellon Bank, N.A., dated April
4, 1994, is incorporated by Reference to Exhibit (d) of Post-Effective Amendment No. 90 to the
Registration Statement on Form N-1A.

D(2)	Assignment Agreement among the Registrant, Mellon Bank, N.A. and The Dreyfus Corporation,
dated as of October 17, 1994 (relating to Investment Management Agreement, dated April 4,
1994), is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 93 to the
Registration Statement on Form N-1A, filed on December 19, 1994.

D(3)	Management Agreement between the Registrant (on behalf of Dreyfus Premier International Bond
Fund) and The Dreyfus Corporation, dated December 20, 2005, is incorporated by reference to
Exhibit (d) of Post-Effective Amendment No. 125 to the Registration Statement on Form N-1A,
filed on December 27, 2005.

D(4)	Amended Management Agreement between the Registrant and The Dreyfus Corporation, dated
December 20, 2005 and as revised April 20, 2006 (adding Dreyfus Premier Equity Income Fund), is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 129 to the
Registration Statement on Form N-1A, filed on June 29, 2006.

D(5)	Amended Management Agreement between the Registrant and The Dreyfus Corporation, dated
December 20, 2005 and as revised April 26, 2007 (adding Dreyfus Premier Global Equity Income
Fund and Dreyfus Premier 130/30 Growth Fund), is incorporated by reference to Exhibit D(6) of
Post-Effective Amendment No. 134 to the Registration Statement on Form N-1A, filed on
September 11, 2007.

D(6)	Amended Management Agreement between the Registrant and The Dreyfus Corporation, dated
December 20, 2005 and as revised July 24, 2008 (adding Dreyfus Premier Emerging Markets Debt
Local Currency Fund), is incorporated by reference to Exhibit D(6) of Post-Effective Amendment
No. 143 to the Registration Statement on Form N-1A, filed on August 26, 2008.

D(7)	Sub-Investment Advisory Agreement between The Dreyfus Corporation and Newton Capital
Management Limited, dated April 26, 2007 (relating to Dreyfus Premier Global Equity Income
Fund), is incorporated by reference to Exhibit D(8) of Post-Effective Amendment No. 134 to the
Registration Statement on Form N-1A, filed on September 11, 2007.

D(8)	Sub-Investment Advisory Agreement between The Dreyfus Corporation and Mellon Capital
Management Corporation, dated April 26, 2007 (relating to Dreyfus Premier 130/30 Growth
Fund), is incorporated by reference to Exhibit D(9) of Post-Effective Amendment No. 134 to the
Registration Statement on Form N-1A, filed on September 11, 2007.

E(1)	Distribution Agreement between the Registrant and Dreyfus Service Corporation, dated March 22,
2000 (relating to Dreyfus Premier Core Value Fund, Dreyfus Premier Limited Term High Yield
Fund and Dreyfus Premier Managed Income Fund), is incorporated by reference to Post-Effective
Amendment No. 119 to the Registration Statement on Form N-1A, filed on June 25, 2004.

E(2)	Amended Distribution Agreement between the Registrant and Dreyfus Service Corporation, dated
March 22, 2000 and as revised December 20, 2005 (adding Dreyfus Premier International Bond
Fund), is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 125 to the
Registration Statement on Form N-1A, filed on December 27, 2005.

E(3)	Amended Distribution Agreement between the Registrant and Dreyfus Service Corporation, dated
March 22, 2000 and as revised April 20, 2006 (adding Dreyfus Premier Equity Income Fund), is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 129 to the Registration
Statement on Form N-1A, filed on June 29, 2006.

E(4)	Amended Distribution Agreement between the Registrant and Dreyfus Service Corporation, dated
March 22, 2000 and as revised April 26, 2007 (adding Dreyfus Premier Global Equity Income

Fund and Dreyfus Premier 130/30 Growth Fund), is incorporated by referenced to Exhibit E(1) of
Post-Effective Amendment No. 134, filed on September 11, 2007.

E(5)	Amended Distribution Agreement between the Registrant and MBSC Securities Corporation
(formerly, Dreyfus Service Corporation), dated March 22, 2000 and as revised July 24, 2008
(adding Dreyfus Premier Emerging Markets Debt Local Currency Fund), is incorporated by referenced to Exhibit E(1) of Post-Effective Amendment No. 143, filed on August 26, 2008.

E(6)	Forms of Service Agreements are incorporated by reference to Exhibit E(5) of Post-Effective
Amendment No. 131 to the Registration Statement on Form N-1A, filed on February 28, 2007.

E(7)	Forms of Supplement to Service Agreements are incorporated by reference to Exhibit E(6) of
Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A, filed on
February 28, 2007.

F	Not applicable.

G	Form of Custody Agreement between the Registrant and Mellon Bank, N.A. is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 114 to the Registration Statement on
Form N-1A, filed on April 26, 2001.

H(1)	Transfer Agency Agreement between the Registrant and Dreyfus Transfer, Inc., dated November
21, 1995, is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 102 to the
Registration Statement on Form N-1A, filed on April 23, 1997.

H(2)	Shareholder Services Plan, dated December 20, 2005 for Dreyfus Premier International Bond
Fund (relating to Class A and Class C shares), is incorporated by reference to Exhibit h(4) of Post-
Effective Amendment No. 125 to the Registration Statement on Form N-1A, filed on December
27, 2005.

H(3)	Amended Shareholder Services Plan, dated December 20, 2005 and as revised April 20, 2006
(adding Dreyfus Premier Equity Income Fund – Class A, Class C and Class T shares), is incorporated by reference to Exhibit h(4) of Post-Effective Amendment No. 129 to the
Registration Statement on Form N-1A, filed on June 29, 2006.

H(4)	Amended Shareholder Services Plan, dated December 20, 2005 and as revised April 26, 2007 adding Dreyfus Premier Global Equity Income Fund and Dreyfus Premier 130/30 Growth Fund
(relating to Class A, Class C and Class T shares), is incorporated by reference to Exhibit h(4) of
Post-Effective Amendment No. 136 to the Registration Statement on Form N-1A, filed on October
15, 2007.

H(5)	Amended Shareholder Services Plan dated December 20, 2005 and as revised July 24, 2008 adding Dreyfus Premier Emerging Markets Debt Local Currency Fund (relating to Class A and
Class C shares), is incorporated by reference to Exhibit h(4) of Post-Effective Amendment No.
143 to the Registration Statement on Form N-1A, filed on August 26, 2008.

I(a)	Opinion and consent of Registrant’s counsel is incorporated by reference to Exhibit I(1) of Post-
Effective Amendment No. 136 to the Registration Statement on Form N-1A, filed on October 15,
2007.

I(b)	Opinion and consent of Registrant’s counsel (relating to Dreyfus Premier Emerging Markets Debt
Local Currency Fund), is incorporated by reference to Exhibit I of Post-Effective Amendment No.
143 to the Registration Statement on Form N-1A, filed on August 26, 2008.

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J Consent of Independent Registered Public Accounting Firm is incorporated by reference to
Exhibit J of Post-Effective Amendment No. 145 to the Registration Statement on Form N-1A,
filed on February 26, 2009.
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K	Letter of Investment Intent. Incorporated by reference to the Registration Statement.

M(1)	Amended Distribution Plan, dated April 24, 1997 (relating to Class B Shares and Class C Shares)
for Dreyfus Premier Limited Term High Yield Fund, is incorporated by reference to Exhibit M(1)
of Post-Effective Amendment No. 119 to the Registration Statement on Form N-1A, filed on June
25, 2004.

M(2)	Amended and Restated Distribution Plan, dated January 27, 2000 and effective March 22, 2000 for (relating to Class A Shares and Institutional Shares) for Dreyfus Premier Core Value Fund,
Dreyfus Premier Managed Income Fund and Dreyfus Premier Limited Term High Yield Fund, is
incorporated by reference to Exhibit M(2) of Post-Effective Amendment No. 119 to the
Registration Statement on Form N-1A, filed on June 25, 2004.

M(3)	Distribution Plan, dated August 14, 1999 (relating to Class T shares) for Dreyfus Premier Core
Value Fund, is incorporated by reference to Exhibit M(3) of Post-Effective Amendment No. 137
to the Registration Statement on Form N-1A, filed on December 26, 2007.

M(4)	Distribution Plan, dated December 19, 1994 and as revised November 20, 1997 (relating to Class
B and Class C shares) for Dreyfus Premier Core Value Fund and Dreyfus Premier Managed
Income Fund, is incorporated by reference to Exhibit M(4) of Post-Effective Amendment No. 137
to the Registration Statement on Form N-1A, filed on December 26, 2007.

M(5)	Distribution Plan, dated December 20, 2005 (relating to Class C Shares) for Dreyfus Premier
International Bond Fund, is incorporated by reference to Exhibit M(4) of Post-Effective
Amendment No. 125 to the Registration Statement on Form N-1A, filed on December 27, 2005.

M(6)	Amended Distribution Plan, dated December 20, 2005 and as revised April 20, 2006 (relating to
Class C and Class T shares) for Dreyfus Premier Equity Income Fund, is incorporated by reference to Post-Effective Amendment No. 129 to the Registration Statement on Form N-1A,
filed on June 29, 2006.

M(7)	Amended Distribution Plan, dated December 20, 2005 and as revised April 26, 2007 (relating to
Class C and Class T shares) for Dreyfus Premier Global Equity Income Fund and Dreyfus Premier
130/30 Growth Fund), is incorporated by reference to Exhibit M(5) of Post-Effective Amendment
No. 134 to the Registration Statement on Form N-1A, filed on September 11, 2007.

M(8)	Amended Distribution Plan, dated December 20, 2005 and as revised July 24, 2008 (relating to
Class C shares) for Dreyfus Premier Emerging Markets Debt Local Currency Fund), is
incorporated by reference to Exhibit M(5) of Post-Effective Amendment No. 143 to the
Registration Statement on Form N-1A, filed on August 26, 2008.

M(9)	Amended and Restated Service Plan, dated March 22, 2000 (relating to Class B, Class C and Class
T Shares) for Dreyfus Premier Managed Income Fund, Dreyfus Premier Limited Term High Yield
Fund and Dreyfus Premier Core Value Fund, is incorporated by reference to Exhibit (m) of Post-
Effective Amendment No. 113 to the Registration Statement on Form N-1A, filed on May 1, 2000.

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N(1)	Rule 18f-3 Plan for Dreyfus Core Value Fund and Dreyfus Limited Term High Yield Fund,
amended as of February 4, 2009, is incorporated by reference to Exhibit N(1) of Post-Effective
Amendment No. 145 to the Registration Statement on Form N-1A, filed on February 26, 2009.

N(2)	Rule 18f-3 Plan for Dreyfus International Bond Fund, Dreyfus Equity Income Fund, Dreyfus
Global Equity Income Fund, Dreyfus 130/30 Growth Fund and Dreyfus Emerging Markets Debt
Local Currency Fund, amended as of February 4, 2009, is incorporated by reference to Exhibit
N(2) of Post-Effective Amendment No. 145 to the Registration Statement on Form N-1A, filed on
February 26, 2009.
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P(1)	Code of Ethics adopted by the Registrant is incorporated by reference to Exhibit P(1) of Post-
Effective Amendment No. 138 to the Registration Statement on Form N-1A, filed on February 26,
2008.

P(2)	Code of Ethics adopted by The Dreyfus Corporation, as adviser to the Registrant; Mellon Capital
Management Corporation, as sub-investment adviser to Dreyfus Premier 130/30 Growth Fund;
and Newton Capital Management Limited, as sub-investment adviser to Dreyfus Premier Global
Equity Income Fund, is incorporated by reference to Exhibit P(2) of Post-Effective Amendment
No. 138 to the Registration Statement on Form N-1A, filed on February 26, 2008.

Other Exhibits -----------------

a)	Power of Attorney of J. David Officer and James Windels, dated January 23, 2007 is incorporated by reference to (other exhibits) of Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A, filed on February 28, 2007.

b)	Powers of Attorney of the Trustees, dated March 16, 2000, are incorporated by reference to (other exhibits) of Post-Effective Amendment No. 113, filed on Form N-1A on May 1, 2000.

c)	Certificate of Assistant Secretary, dated April 27, 2006, is incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 127 to the Registration Statement on Form N-1A, filed on April 28, 2006.

Item 24.	Persons Controlled By or Under Common Control with Registrant
-------------------------------------------------------------------------------
Not applicable.

Item 25.	Indemnification
-------------------

     The Registrant's charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant. The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorneys' fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant. These indemnification provisions are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office. Reference is hereby made to the following:

     Article VI of the Registrant’s Declaration of Trust and any amendments thereto, and Section 1.9 of the Distribution Agreement.

Item 26. (a)	Business and Other Connections of the Investment Adviser
-----------------------------------------------------------------------

     The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as an investment adviser, sub-investment adviser or administrator.

(b)	Business and Other Connections of Sub-Investment Adviser
-------------------------------------------------------------------------

     Registrant is fulfilling the requirement of this Item 26 to provide a list of the officers and directors of Mellon Capital Management Corporation ("Mellon Capital"), the sub-investment adviser to Registrant's Dreyfus 130/30 Growth Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Mellon Capital or that firm's officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Mellon Capital (SEC File No. 801-19785).

     Registrant is fulfilling the requirement of this Item 26 to provide a list of the officers and directors of Newton Capital Management Limited ("Newton"), the sub-investment adviser to Registrant's Dreyfus Global Equity Income Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Newton or that firm's officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Newton (SEC File No. 801-42114).

ITEM 26.	Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum	MBSC Securities Corporation++	Chief Executive Officer	3/08 - Present
Chief Executive Officer		Chairman of the Board	3/08 - Present
and Chair of the Board		Director	6/07 - 3/08
		Executive Vice President	6/07 - 3/08
	Dreyfus Service Corporation++	Director	8/06 - 6/07
		Executive Vice President	8/06 - 6/07
J. Charles Cardona	MBSC Securities Corporation++	Director	6/07 - Present
President and Director		Executive Vice President	6/07 - Present
	Universal Liquidity Funds plc+	Director	4/06 - Present
	Dreyfus Service Corporation++	Executive Vice President	2/97 – 6/07
		Director	8/00 – 6/07
Diane P. Durnin	None
Vice Chair and Director
Phillip N. Maisano	The Bank of New York Mellon *****	Senior Vice President	7/08 – Present
Director, Vice Chair and
Chief Investment Officer
	BNY Mellon, National Association +	Senior Vice President	7/08 – Present
	Mellon Bank, N.A.+	Senior Vice President	4/06 – 6/08
	BNY Alcentra Group Holdings, Inc.++	Director	10/07 – Present
	BNY Mellon Investment Office GP LLC*	Manager	4/07 – Present
	Mellon Global Alternative Investments Limited	Director	8/06 - Present
London, England
	Pareto Investment Management Limited	Director	4/08 - Present
London, England
	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*
	The Boston Company Asset Management, LLC*	Manager	12/06 - Present
	Urdang Capital Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462
	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462
	EACM Advisors LLC	Chairman of Board	8/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940
	Founders Asset Management LLC****	Member, Board of	11/06 - Present
Managers

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Standish Mellon Asset Management Company,	Board Member	12/06 - Present
LLC
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408

	Mellon Capital Management Corporation***	Director	12/06 - Present

	Mellon Equity Associates, LLP+	Board Member	12/06 – 12/07

	Newton Management Limited	Board Member	12/06 - Present
London, England

	Franklin Portfolio Associates, LLC*	Board Member	12/06 - Present

Mitchell E. Harris	Standish Mellon Asset Management Company	Chairman	2/05 - Present
Director	LLC	Chief Executive Officer	8/04 - Present
	Mellon Financial Center	Member, Board of	10/04 - Present
	201 Washington Street	Managers
Boston, MA 02108-4408

	Alcentra NY, LLC++	Manager	1/08 - Present

	Alcentra US, Inc. ++	Director	1/08 - Present

	Alcentra, Inc. ++	Director	1/08 – Present

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Pareto New York LLC++	Manager	11/07 - Present

	Standish Ventures LLC	President	12/05 – Present
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
		Manager	12/05 - Present

	Palomar Management	Director	12/97 - Present
London, England

	Palomar Management Holdings Limited	Director	12/97 - Present
London, England

	Pareto Investment Management Limited	Director	9/04 – Present
London, England

	MAM (DE) Trust+++++	President	10/05 – 1/07
		Member of Board of	10/05 – 1/07
Trustees

	MAM (MA) Holding Trust+++++	President	10/05 – 1/07
		Member of Board of	10/05 – 1/07
Trustees

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley	The Bank of New York Mellon Corporation *****	Vice Chairman	7/07 - Present
Director
	Mellon Financial Corporation+	Vice Chairman	6/01 – 6/07
	Mellon Trust of New England, N.A. *	Vice Chairman	4/05 - 6/08
	The Bank of New York Mellon *****	Vice Chairman	7/08 – Present
	BNY Mellon, National Association +	Vice Chairman	7/08 – Present
	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 – Present
	BNY Mellon Investment Office GP LLC+	Manager	4/07 - Present
	EACM Advisors LLC	Manager	6/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940
	Ivy Asset Management Corp.	Director	12/07 - Present
One Jericho Plaza
Jericho, NY 11753
	Neptune LLC+++++	Chairman	7/98 - Present
		President	7/98 – Present
		Member, Management	6/98 – Present
Committee
	Pareto Investment Management Limited	Director	9/04 - Present
London, England
	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*
	The Boston Company Asset Management, LLC*	Manager	12/97 - Present
	The Boston Company Holding, LLC*	Vice Chairman	2/07 - Present
	Walter Scott & Partners Limited	Director	10/06 - Present
Edinburgh, Scotland
	WestLB Mellon Asset Management Holdings	Director	4/06 - Present
Limited
Dusseldorf, Germany
	Mellon Bank, N.A. +	Vice Chairman	6/01 – 6/08
	Standish Mellon Asset Management Company,	Board Member	7/01 – Present
LLC
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present
	Franklin Portfolio Associates, LLC*	Director	4/97 – Present
	Pareto Partners (NY) ++	Partner Representative	2/00 – Present

	Buck Consultants, Inc.++	Director	7/97 – Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	BNY Mellon Asset Management Japan Limited	Director	6/06 - Present
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	MAM (MA) Holding Trust+++++	Trustee	6/03 – Present

	MAM (DE) Trust+++++	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
The Bank of New York Mellon Centre
160 Queen Victoria Street
London England

	Mellon Capital Management Corporation***	Director	2/97 – Present

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – 12/07
Member
		Chairman	1/98 – 12/07

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 – Present

Cyrus Taraporevala	Urdang Capital Management, Inc.	Director	10/07 - Present
Director	630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	The Boston Company Asset Management NY,	Manager	08/06 – Present
LLC*

	The Boston Company Asset Management LLC*	Manager	01/08 – Present

	BNY Mellon, National Association+	Senior Vice President	07/06 - Present

	The Bank of New York Mellon*****	Senior Vice President	07/06 - Present

Scott E. Wennerholm	Mellon Capital Management Corporation***	Director	10/05 - Present
Director

	Newton Management Limited	Director	1/06 – Present
London, England

	Gannett Welsh & Kotler LLC	Manager	11/07 - Present
	222 Berkley Street	Administrator	11/07 - Present
Boston, MA 02116

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Ivy Asset Management Corp.	Director	12/07 - Present
One Jericho Plaza
Jericho, NY 11753

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Urdang Capital Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	EACM Advisors LLC	Manager	6/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940

	Franklin Portfolio Associates LLC*	Manager	1/06 - Present

	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*

	The Boston Company Asset Management LLC*	Manager	10/05 - Present

	Pareto Investment Management Limited	Director	3/06 – Present
London, England

	Mellon Equity Associates, LLP+	Executive Committee	10/05 – 12/07
Member

	Standish Mellon Asset Management Company,	Member, Board of	10/05 – Present
	LLC	Managers
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408

	The Boston Company Holding, LLC*	Member, Board of	4/06 – Present
Managers

	The Bank of New York Mellon *****	Senior Vice President	7/08 - Present

	BNY Mellon, National Association +	Senior Vice President	7/08 - Present

	Mellon Bank, N.A. +	Senior Vice President	10/05 – 6/08

	Mellon Trust of New England, N. A.*	Director	4/06 – 6/08
		Senior Vice President	10/05 – 6/08

	MAM (DE) Trust+++++	Member of Board of	1/07 - Present
Trustees

	MAM (MA) Holding Trust+++++	Member of Board of	1/07 - Present
Trustees

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. David Officer	MBSC Securities Corporation++	President	6/07 – Present
Chief Operating Officer,		Director	6/07 – Present
Vice Chair and Director
	Dreyfus Service Corporation++	President	3/00 – 6/07
		Director	3/99 – 6/07

	MBSC, LLC++	Manager, Board of	4/02 – 6/07
Managers
		President	4/02 – 6/07

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization, Inc.++	Director	3/99 – 3/07

	Seven Six Seven Agency, Inc.++	Director	10/98 - 4/07

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	The Bank of New York Mellon *****	Executive Vice President	7/08 – Present

	BNY Mellon, National Association +	Executive Vice President	7/08 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 – 6/08

	Laurel Capital Advisors+	Chairman	1/05 - Present
		Chief Executive Officer	1/05 - Present

	Mellon United National Bank	Director	3/98 - Present
1399 SW 1st Ave., Suite 400
Miami, Florida

Dwight Jacobsen	Pioneer Investments	Senior Vice President	4/06 – 12/07
Executive Vice President	60 State Street
and Director	Boston, Massachusetts

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

Gary Pierce	The Bank of New York Mellon *****	Vice President	7/08 - Present
Controller

	BNY Mellon, National Association +	Vice President	7/08 - Present

	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 – 6/08
		Treasurer	7/05 – 6/08

	Laurel Capital Advisors, LLP+	Chief Financial Officer	5/07 – Present

	MBSC, LLC++	Chief Financial Officer	7/05 – 6/07
		Manager, Board of	7/05 – 6/07
Managers

	MBSC Securities Corporation++	Director	6/07 – Present
		Chief Financial Officer	6/07 – Present

	Dreyfus Service Corporation++	Director	7/05 – 6/07
		Chief Financial Officer	7/05 – 6/07

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Founders Asset Management, LLC****	Assistant Treasurer	7/06 – Present

	Dreyfus Consumer Credit	Treasurer	7/05 – Present
Corporation ++

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 – Present

	Dreyfus Service	Treasurer	7/05 – Present
Organization, Inc.++
	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 – Present

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 – Present
Chief Compliance Officer		Officer
	Laurel Capital Advisors, LLP+	Chief Compliance	4/05 – Present
Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 – Present
Officer
	MBSC, LLC++	Chief Compliance	10/04 – 6/07
Officer
	MBSC Securities Corporation++	Chief Compliance	6/07 – Present
Officer
	Dreyfus Service Corporation++	Chief Compliance	10/04 – 6/07
Officer

Gary E. Abbs	The Bank of New York Mellon+	First Vice President and	12/96 – Present
Vice President – Tax		Manager of Tax
Compliance

	Dreyfus Service Organization++	Vice President – Tax	01/09 – Present

	Dreyfus Consumer Credit Corporation++	Chairman	01/09 – Present
		President	01/09 – Present

	MBSC Securities Corporation++	Vice President – Tax	01/09 – Present

Jill Gill	Mellon Financial Corporation +	Vice President	10/01 – 6/07
Vice President –
Human Resources	MBSC Securities Corporation++	Vice President	6/07 – Present

	The Bank of New York Mellon *****	Vice President	7/08 – Present

	BNY Mellon, National Association +	Vice President	7/08 - Present

	Mellon Bank N.A. +	Vice President	10/06 – 6/08

	Dreyfus Service Corporation++	Vice President	10/06 – 6/07

Joanne S. Huber	The Bank of New York Mellon+	State & Local	07/1/07 –
Vice President – Tax		Compliance Manager	Present

	Dreyfus Service Organization++	Vice President – Tax	01/09 – Present

	Dreyfus Consumer Credit Corporation++	Vice President – Tax	01/09 – Present

	MBSC Securities Corporation++	Vice President – Tax	01/09 – Present

Anthony Mayo	None
Vice President –
Information Systems

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

John E. Lane	A P Colorado, Inc. +	Vice President – Real	8/07 – Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 – 9/07
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	AP Residential Realty, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	AP Wheels, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	BNY Mellon, National Association +	Vice President – Real	7/08 – Present
Estate and Leases
	Citmelex Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Eagle Investment Systems LLC	Vice President– Real	8/07 – Present
	65 LaSalle Road	Estate and Leases
West Hartford, CT 06107
	East Properties Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	FSFC, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Holiday Properties, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 – Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Bank Community Development	Vice President– Real	11/07 – Present
	Corporation+	Estate and Leases

	Mellon Capital Management Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 – Present
Estate and Leases
	Mellon Funding Corporation+	Vice President– Real	12/07 – Present
Estate and Leases
	Mellon Holdings, LLC+	Vice President– Real	12/07 – Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Private Trust Company, National	Vice President– Real	8/07 – 1/08
	Association+	Estate and Leases

	Mellon Securities Trust Company+	Vice President– Real	8/07 – 7/08
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 – 07/08
Estate and Leases
	Mellon Trust Company of New England, N.A.+	Vice President– Real	8/07 – 6/08
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Mellon Trust Company of New York LLC++	Vice President– Real	8/07 – 6/08
Estate and Leases
	Mellon Ventures, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Melnamor Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 – Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	Pareto New York LLC++	Vice President– Real	10/07 – Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Promenade, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	RECR, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	SKAP #7+	Vice President– Real	8/07 – 11/07
Estate and Leases
	Technology Services Group, Inc.*****	Senior Vice President	6/06 – Present

	Tennesee Processing Center LLC*****	Managing Director	5/08 – Present
		Senior Vice President	4/04 – 5/08

	Texas AP, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	The Bank of New York Mellon*****	Vice President – Real	7/08 – Present
Estate and Leases
	The Bank of New York Mellon Corporation*****	Executive Vice President	8/07 - Present

	Trilem, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
Jeanne M. Login	A P Colorado, Inc. +	Vice President– Real	8/07 – Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 – 9/07
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	AP Residential Realty, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	AP Wheels, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	APT Holdings Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	BNY Investment Management Services LLC++++	Vice President– Real	1/01 – Present
Estate and Leases
	BNY Mellon, National Association +	Vice President – Real	7/08 – Present
Estate and Leases
	Citmelex Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Eagle Investment Systems LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	East Properties Inc. +	Vice President– Real	8/07 – Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	FSFC, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Holiday Properties, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 - Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Bank Community Development	Vice President – Real	11/07 - Present
	Corporation+	Estate and Leases

	Mellon Capital Management Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 – Present
Estate and Leases
	Mellon Funding Corporation+	Vice President – Real	12/07 - Present
Estate and Leases
	Mellon Holdings LLC+	Vice President – Real	12/07 - Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Private Trust Company, National	Vice President – Real	8/07 – 1/08
	Association+	Estate and Leases

	Mellon Securities Trust Company+	Vice President – Real	8/07 – 7/08
Estate and Leases
	Mellon Trust of New England, N.A. *	Vice President – Real	8/07 – 6/08
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 – 7/08
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 – Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Promenade, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	RECR, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	SKAP #7+	Vice President – Real	8/07 – 11/07
Estate and Leases
	Tennesee Processing Center LLC*****	Managing Director	5/08 - Present
		Senior Vice President	4/04 – 5/08

	Texas AP, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	The Bank of New York Mellon*****	Vice President – Real	7/08 – Present
Estate and Leases
	Trilem, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

James Bitetto	MBSC Securities Corporation++	Assistant Secretary	6/07 - Present
Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 – 6/07

	Dreyfus Service Organization, Inc.++	Secretary	8/05 - Present

	The Dreyfus Consumer Credit Corporation++	Vice President	2/02 - Present
		Director	2/02 – 7/06

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 210 University Blvd., Suite 800, Denver, Colorado 80206.
*****	The address of the business so indicated is One Wall Street, New York, New York 10286.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++	The address of the business so indicated is White Clay Center, Route 273, Newark, Delaware 19711.
+++++	The address of the business so indicated is 4005 Kennett Pike, Greenville, DE 19804.

Item 27. Principal Underwriters

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	Advantage Funds, Inc.

2.	BNY Mellon Funds Trust

3.	CitizensSelect Funds

4.	Dreyfus Appreciation Fund, Inc.

5.	Dreyfus BASIC Money Market Fund, Inc.

6.	Dreyfus BASIC U.S. Government Money Market Fund

7.	Dreyfus BASIC U.S. Mortgage Securities Fund

8.	Dreyfus Bond Funds, Inc.

9.	Dreyfus Cash Management

10.	Dreyfus Cash Management Plus, Inc.

11.	Dreyfus Connecticut Municipal Money Market Fund, Inc.

12.	Dreyfus Funds, Inc.

13.	The Dreyfus Fund Incorporated

14.	Dreyfus Government Cash Management Funds

15.	Dreyfus Growth and Income Fund, Inc.

16.	Dreyfus Index Funds, Inc.

17.	Dreyfus Institutional Cash Advantage Funds

18.	Dreyfus Institutional Money Market Fund

19.	Dreyfus Institutional Preferred Money Market Funds

20.	Dreyfus Institutional Reserves Funds

21.	Dreyfus Intermediate Municipal Bond Fund, Inc.

22.	Dreyfus International Funds, Inc.

23.	Dreyfus Investment Funds

24.	Dreyfus Investment Grade Funds, Inc.

25.	Dreyfus Investment Portfolios

26.	The Dreyfus/Laurel Funds, Inc.

27.	The Dreyfus/Laurel Funds Trust

28.	The Dreyfus/Laurel Tax-Free Municipal Funds

29.	Dreyfus LifeTime Portfolios, Inc.

30.	Dreyfus Liquid Assets, Inc.

31.	Dreyfus Manager Funds I

32.	Dreyfus Manager Funds II

33.	Dreyfus Massachusetts Municipal Money Market Fund

34.	Dreyfus Midcap Index Fund, Inc.

35.	Dreyfus Money Market Instruments, Inc.

36.	Dreyfus Municipal Bond Opportunity Fund

37.	Dreyfus Municipal Cash Management Plus

38.	Dreyfus Municipal Funds, Inc.

39.	Dreyfus Municipal Money Market Fund, Inc.

40.	Dreyfus New Jersey Municipal Bond Fund, Inc.

41.	Dreyfus New Jersey Municipal Money Market Fund, Inc.

42.	Dreyfus New York AMT-Free Municipal Bond Fund

43.	Dreyfus New York AMT-Free Municipal Money Market Fund

44.	Dreyfus New York Municipal Cash Management

45.	Dreyfus New York Tax Exempt Bond Fund, Inc.

46.	Dreyfus Opportunity Funds

47.	Dreyfus Pennsylvania Municipal Money Market Fund

48.	Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.

49.	Dreyfus Premier Equity Funds, Inc.

50.	Dreyfus Premier GNMA Fund, Inc.

51.	Dreyfus Premier Investment Funds, Inc.

52.	Dreyfus Premier Short-Intermediate Municipal Bond Fund

53.	Dreyfus Premier Worldwide Growth Fund, Inc.

54.	Dreyfus Research Growth Fund, Inc.

55.	Dreyfus State Municipal Bond Funds

56.	Dreyfus Stock Funds

57.	Dreyfus Short-Intermediate Government Fund

58.	The Dreyfus Socially Responsible Growth Fund, Inc.

59.	Dreyfus Stock Index Fund, Inc.

60.	Dreyfus Tax Exempt Cash Management Funds

61.	The Dreyfus Third Century Fund, Inc.

62.	Dreyfus Treasury & Agency Cash Management

63.	Dreyfus Treasury Prime Cash Management

64.	Dreyfus U.S. Treasury Intermediate Term Fund

65.	Dreyfus U.S. Treasury Long Term Fund

66.	Dreyfus 100% U.S. Treasury Money Market Fund

67.	Dreyfus Variable Investment Fund

68.	Dreyfus Worldwide Dollar Money Market Fund, Inc.

69.	General California Municipal Money Market Fund

70.	General Government Securities Money Market Funds, Inc.

71.	General Money Market Fund, Inc.

72.	General Municipal Money Market Funds, Inc.

73.	General New York Municipal Bond Fund, Inc.

74.	General New York Municipal Money Market Fund

75.	Strategic Funds, Inc.

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

Jon R. Baum*	Chief Executive Officer and Chairman of the Board	None
J. David Officer*	President and Director	President
Ken Bradle**	Executive Vice President and Director	None
Robert G. Capone*****	Executive Vice President and Director	None
J. Charles Cardona*	Executive Vice President and Director	None
Sue Ann Cormack**	Executive Vice President	None
Dwight D. Jacobsen*	Executive Vice President and Director	None
Mark A. Keleher******	Executive Vice President	None
William H. Maresca*	Executive Vice President and Director	None
Timothy M. McCormick*	Executive Vice President	None
David K. Mossman****	Executive Vice President	None
James Neiland*	Executive Vice President	None
Sean O’Neil*****	Executive Vice President	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone**	Executive Vice President	None
Noreen Ross*	Executive Vice President	None
Bradley J. Skapyak*	Executive Vice President	None
Gary Pierce*	Chief Financial Officer and Director	None
Tracy Hopkins*	Senior Vice President	None
Marc S. Isaacson**	Senior Vice President	None
Denise B. Kneeland*****	Senior Vice President	None
Mary T. Lomasney*****	Senior Vice President	None
Barbara A. McCann*****	Senior Vice President	None
Christine Carr Smith******	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen*	Chief Compliance Officer	None
Maria Georgopoulos*	Vice President – Facilities Management	None
William Germenis*	Vice President – Compliance and Anti-Money Laundering	Anti-Money Laundering
	Officer	Compliance Officer
Karin L. Waldmann*	Privacy Officer	None
Timothy I. Barrett**	Vice President	None
Gina DiChiara*	Vice President	None
Jill Gill*	Vice President	None
John E. Lane*******	Vice President – Real Estate and Leases	None
Jeanne M. Login*******	Vice President – Real Estate and Leases	None
Edward A. Markward*	Vice President – Compliance	None
Paul Molloy*	Vice President	None
Anthony Nunez*	Vice President – Finance	None
William Schalda*	Vice President	None
John Shea*	Vice President – Finance	None
Christopher A. Stallone**	Vice President	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels*	Vice President	Treasurer

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

James Bitetto*	Assistant Secretary	Vice President and
Assistant Secretary
James D. Muir*	Assistant Secretary	None
Ken Christoffersen***	Assistant Secretary	None
*	Principal business address is 200 Park Avenue, New York, NY 10166.

**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.

***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.

****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

*****	Principal business address is One Boston Place, Boston, MA 02108.

******	Principal business address is 595 Market Street, San Francisco, CA 94105.

*******	Principal business address is 101 Barclay Street, New York 10286.

Item 28.	Location of Accounts and Records

1.	The Bank of New York Mellon
One Mellon Bank Center
Pittsburgh, Pennsylvania 15258

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 2nd day of March, 2009.

THE DREYFUS/LAUREL FUNDS TRUST

BY:	/s/J. David Officer*
/s/J. David Officer, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/J. David Officer*	President	3/2/2009
J. David Officer

/s/James Windels*	Treasurer	3/2/2009
James Windels

/s/Joseph S. DiMartino*	Trustee, Chairman of the Board	3/2/2009
Joseph S. DiMartino

/s/James M. Fitzgibbons*	Trustee	3/2/2009
James M. Fitzgibbons

/s/Kenneth A. Himmel*	Trustee	3/2/2009
Kenneth A. Himmel

/s/Stephen J. Lockwood*	Trustee	3/2/2009
Stephen J. Lockwood

/s/Roslyn M. Watson*	Trustee	3/2/2009
Roslyn M. Watson

/s/Benaree Pratt Wiley*	Trustee	3/2/2009
Benaree Pratt Wiley

*By: /s/James Bitetto Attorney-in-Fact